UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Shenkman Capital Floating Rate High Income Fund
Class F | SFHFX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$28	0.56%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$273,789,270
Number of Holdings	486
Net Advisory Fee	$451,513
Portfolio Turnover	48%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.52 years
30-Day SEC Yield	7.60%
30-Day SEC Yield Unsubsidized	7.42%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	5.4%
Invesco Senior Loan ETF	2.8%
Polaris Newco LLC	0.8%
Delivery Hero Finco LLC	0.8%
Global Medical Response, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
Avis Budget Car Rental LLC	0.7%
Acrisure LLC	0.7%
Carnival Corp.	0.6%
Cincinnati Bell, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	88.5%
Corporate Bonds	7.2%
Money Market Funds	5.4%
Exchange Traded Funds	2.8%
Liabilities in Excess of Other Assets	-3.9%
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-SAR-00770X485

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-SAR-00770X485

Shenkman Capital Floating Rate High Income Fund
Institutional Class | SFHIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$273,789,270
Number of Holdings	486
Net Advisory Fee	$451,513
Portfolio Turnover	48%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.52 years
30-Day SEC Yield	7.65%
30-Day SEC Yield Unsubsidized	7.47%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	5.4%
Invesco Senior Loan ETF	2.8%
Polaris Newco LLC	0.8%
Delivery Hero Finco LLC	0.8%
Global Medical Response, Inc.	0.8%
Cloud Software Group, Inc.	0.7%
Avis Budget Car Rental LLC	0.7%
Acrisure LLC	0.7%
Carnival Corp.	0.6%
Cincinnati Bell, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	88.5%
Corporate Bonds	7.2%
Money Market Funds	5.4%
Exchange Traded Funds	2.8%
Liabilities in Excess of Other Assets	-3.9%
Shenkman Capital Floating Rate High Income Fund	PAGE 1	TSR-SAR-00770X576

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Floating Rate High Income Fund	PAGE 2	TSR-SAR-00770X576

Shenkman Capital Short Duration High Income Fund
Class A | SCFAX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$48	0.95%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.05%
30-Day SEC Yield Unsubsidized	5.04%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X501

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X501

Shenkman Capital Short Duration High Income Fund
Class C | SCFCX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$86	1.71%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	4.41%
30-Day SEC Yield Unsubsidized	4.40%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X600

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X600

Shenkman Capital Short Duration High Income Fund
Class F | SCFFX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class F	$37	0.73%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.46%
30-Day SEC Yield Unsubsidized	5.45%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X766

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X766

Shenkman Capital Short Duration High Income Fund
Institutional Class | SCFIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,492,526,574
Number of Holdings	359
Net Advisory Fee	$4,377,202
Portfolio Turnover	30%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.69 years
Effective Duration	1.53 years
30-Day SEC Yield	5.54%
30-Day SEC Yield Unsubsidized	5.53%
Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.
Shenkman Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-00770X709

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	3.3%
Tenet Healthcare Corp.	1.5%
International Game Technology PLC	1.2%
IQVIA, Inc.	1.1%
CHS/Community Health Systems, Inc.	1.0%
Teva Pharmaceutical Finance Netherlands III BV	1.0%
Sirius XM Radio LLC	1.0%
TransDigm, Inc.	1.0%
Light & Wonder International, Inc.	0.9%
Western Digital Corp.	0.9%

Security Type	(% of net assets)
Corporate Bonds	86.9%
Bank Loans	8.4%
Money Market Funds	3.3%
Convertible Bonds	1.3%
Other Assets in Excess of Liabilities	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Shenkman Capital Management documents not be householded, please contact Shenkman Capital Management at 1-855-743-6562, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Shenkman Capital Management or your financial intermediary.
Shenkman Capital Short Duration High Income Fund	PAGE 2	TSR-SAR-00770X709

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SHENKMAN CAPITAL FUNDS
Shenkman Capital Floating Rate High Income Fund
Shenkman Capital Short Duration High Income Fund
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
BANK LOANS - 88.5%
Aerospace & Defense - 2.3%
Apple Bidco LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 09/23/2031	$550,505	$547,149
Brown Group Holding LLC, Senior Secured First Lien
6.79% (3 mo. SOFR US + 2.50%), 07/01/2031	428,206	426,134
6.81% (3 mo. SOFR US + 2.50%), 07/01/2031	203,194	202,211
6.82% (1 mo. SOFR US + 2.50%), 07/01/2031	263,378	262,103
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	169,043	168,774
6.32% (1 mo. SOFR US + 2.00%), 10/31/2031	444,420	443,713
Goat Holdco LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 01/27/2032	920,000	915,018
Karman Holdings, Inc., Senior Secured First Lien, 7.81% (1 mo. Term SOFR + 3.50%), 02/27/2032	588,000	588,735
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 06/17/2030	533,017	531,018
Signia Aerospace LLC, Senior Secured First Lien
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	299,031	297,909
7.32% (3 mo. SOFR US + 3.00%), 12/11/2031	244,662	243,744
7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031(f)	45,308	45,138
Spirit AeroSystems, Inc., Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 01/15/2027	239,547	240,146
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 08/24/2028	722,812	723,416
6.83% (3 mo. SOFR US + 2.50%), 01/20/2032	274,034	272,928
Trident Technologies LLC, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/09/2032	426,000	426,000
		6,334,136
Auto Retail - 0.1%
CWGS Group LLC, Senior Secured First Lien
7.05% (1 mo. SOFR US + 2.50%), 06/05/2028	349,240	338,721

	Principal Amount	Fair Value
7.05% (1 mo. SOFR US + 2.50%), 06/05/2028	$20,574	$19,955
		358,676
Automotive - 1.4%
American Axle & Manufacturing, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 12/13/2029	290,909	288,364
7.32% (1 mo. SOFR US + 3.00%), 12/13/2029	269,985	267,623
7.45% (6 mo. SOFR US + 3.00%), 12/13/2029	313,858	311,112
Autokiniton US Holdings, Inc., Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.00%), 04/06/2028	295,187	289,884
Clarios Global LP, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 05/06/2030	619,855	612,417
First Brands Group LLC, Senior Secured First Lien
9.81% (3 mo. SOFR US + 5.00%), 03/30/2027	566,186	527,439
9.81% (3 mo. SOFR US + 5.00%), 03/30/2027	563,476	525,089
Garrett LX I Sarl, Senior Secured First Lien, 6.54% (3 mo. SOFR US + 2.25%), 01/30/2032	187,000	185,831
Tenneco, Inc., Senior Secured First Lien
9.27% (3 mo. SOFR US + 4.75%), 11/17/2028	231,226	224,096
9.50% (3 mo. SOFR US + 5.00%), 11/17/2028	1,381	1,347
9.52% (3 mo. SOFR US + 5.00%), 11/17/2028	489,148	477,205
		3,710,407
Building Products - 1.9%
Cornerstone Building Brands, Inc., Senior Secured First Lien, 7.67% (1 mo. SOFR US + 3.25%), 04/12/2028	612,298	518,158
Covia Holdings LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 02/26/2032	362,000	361,435
Eco Material Technologies, Inc., Senior Secured First Lien, 7.47% (3 mo. SOFR US + 3.25%), 02/12/2032	961,000	958,900
Hunter Douglas, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 01/19/2032	290,273	278,226
Janus International Group LLC, Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 08/05/2030	272,788	272,149
Knife River Corp., Senior Secured First Lien, 6.29% (3 mo. SOFR US + 2.00%), 03/08/2032	419,000	418,476

The accompanying notes are an integral part of these financial statements.

1

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Building Products - (Continued)
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/28/2031	$475,408	$468,013
Quikrete Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 02/10/2032	973,000	963,299
STS Operating, Inc., Senior Secured First Lien, 8.42% (1 mo. SOFR US + 4.00%), 03/25/2031	531,680	511,553
Tamko Building Products LLC, Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030	93,809	93,496
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030	93,809	93,496
7.07% (3 mo. SOFR US + 2.75%), 09/20/2030	93,809	93,496
7.07% (1 mo. SOFR US + 2.75%), 09/20/2030	92,871	92,561
Wilsonart LLC, Senior Secured First Lien, 8.58% (3 mo. Term SOFR + 4.25%), 08/05/2031	142,642	136,100
		5,259,358
Chemicals - 2.0%
Consolidated Energy Finance SA, Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.50%), 11/18/2030	394,752	381,149
Discovery Purchaser Corp., Senior Secured First Lien, 8.04% (3 mo. SOFR US + 3.75%), 10/04/2029	498,268	494,220
Highline Aftermarket Acquisition LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 02/19/2030	335,308	334,889
7.82% (1 mo. SOFR US + 3.50%), 02/19/2030	85,637	85,530
INEOS US Finance LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 02/19/2030	308,450	297,124
INEOS US Petrochem LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 03/01/2030	373,335	351,869
Lummus Technology Holdings V LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 12/31/2029	497,020	496,398
Nouryon Finance BV, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 04/03/2028	305,151	305,725

	Principal Amount	Fair Value
Polar US Borrower LLC, Senior Secured First Lien
9.25% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/16/2028	$223,173	$125,348
9.25% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/16/2028	221,794	124,574
9.25% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/16/2028	707	397
9.25% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/16/2028	422	237
SCIH Salt Holdings, Inc., Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 01/31/2029	796,746	791,268
Solenis Holdings Ltd., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/20/2031	411,378	405,592
Sparta US HoldCo LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/02/2030	511,808	508,928
Tronox Finance LLC, Senior Secured First Lien
6.80% (3 mo. SOFR US + 2.50%), 09/30/2031	154,943	151,392
6.82% (1 mo. SOFR US + 2.50%), 09/30/2031	123,875	121,037
Vibrantz Technologies, Inc., Senior Secured First Lien, 8.84% (3 mo. SOFR US + 4.25%), 04/23/2029	71,862	63,553
Windsor Holdings III LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/01/2030	479,144	475,052
		5,514,282
Commercial Services - 5.6%
AlixPartners LLP, Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.50%), 02/04/2028	273,470	273,641
Allied Universal Holdco LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 05/15/2028	953,228	953,304
American Auto Auction Group LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 12/30/2027	721,481	722,986
Apex Group Treasury LLC, Senior Secured First Lien, 7.82% (3 mo. SOFR US + 3.50%), 02/27/2032	1,589,231	1,586,259
Aramark Services, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 06/24/2030	270,533	270,786

The accompanying notes are an integral part of these financial statements.

2

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Commercial Services - (Continued)
Ascensus Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/02/2028	$755,018	$751,477
Camelot US Acquisition LLC, Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 01/31/2031	294,833	291,208
7.07% (1 mo. SOFR US + 2.75%), 01/31/2031	68,376	67,535
7.07% (1 mo. SOFR US + 2.75%), 01/31/2031	6,252	6,175
CoreLogic, Inc., Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 06/02/2028	412,378	405,505
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2027	872,554	830,108
EAB Global, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/16/2028	721,001	700,273
First Advantage Holdings LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 10/31/2031	744,135	740,764
Foundever Worldwide Corp., Senior Secured First Lien, 8.18% (1 mo. SOFR US + 3.75%), 08/28/2028	858,030	516,873
Garda World Security Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/01/2029	275,462	274,831
Grant Thornton Advisors Holdings LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 05/30/2031	269,647	268,594
HomeServe USA Holding Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/21/2030	220,069	218,261
Isolved, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 10/15/2030	543,815	545,183
OMNIA Partners LLC, Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 07/25/2030	524,526	521,581
7.16% (3 mo. SOFR US + 2.75%), 07/25/2030	93,776	93,250
Planet US Buyer LLC, Senior Secured First Lien, 7.32% (3 mo. SOFR US + 3.00%), 02/10/2031	790,030	788,960
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 7.69% (1 mo. SOFR US + 3.25%), 12/15/2028	744,297	737,506
Saphilux Sarl, Senior Secured First Lien, 7.93% (6 mo. SOFR US + 3.50%), 07/27/2028	602,744	604,251

	Principal Amount	Fair Value
Skopima Consilio Parent LLC, Senior Secured First Lien, 8.07% (1 mo. SOFR US + 3.75%), 05/17/2028	$870,182	$865,017
Summer BC Holdco B SARL, Senior Secured First Lien, 9.82% (3 mo. SOFR US + 5.00%), 02/21/2029	457,000	456,929
Tempo Acquisition LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 08/31/2028	404,590	401,936
TKC Holdings, Inc., Senior Secured First Lien, 9.32% (1 mo. SOFR US + 5.00%), 05/15/2028	1,080,247	1,074,619
VT Topco, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 08/09/2030	409,930	410,186
		15,377,998
Construction & Engineering - 1.2%
Amentum Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 09/29/2031	550,620	533,587
American Residential Services LLC, Senior Secured First Lien, 7.54% (3 mo. SOFR US + 3.25%), 02/02/2032	553,454	552,071
Artera Services LLC, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/10/2031	368,563	350,492
Centuri Group, Inc., Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 08/28/2028	982,397	983,183
Tecta America Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/18/2032	853,000	847,775
		3,267,108
Consumer Discretionary - 1.9%
American Greetings Corp., Senior Secured First Lien, 10.07% (1 mo. SOFR US + 5.75%), 10/30/2029	272,378	273,795
Fugue Finance LLC, Senior Secured First Lien, 7.50% (6 mo. SOFR US + 3.25%), 01/09/2032	1,044,569	1,044,976
Kodiak BP LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 12/04/2031	336,000	323,640
KUEHG Corp., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 06/12/2030	247,942	247,749
Peloton Interactive, Inc., Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.50%), 05/30/2029	405,933	410,414
Prometric Holdings, Inc., Senior Secured First Lien, 9.30% (1 mo. SOFR US + 4.75%), 01/31/2028	986,880	993,295

The accompanying notes are an integral part of these financial statements.

3

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Consumer Discretionary - (Continued)
Renaissance Holdings Corp., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 04/08/2030	$1,204,725	$1,184,401
Tory Burch LLC, Senior Secured First Lien, 7.80% (1 mo. SOFR US + 3.25%), 04/17/2028	365,912	364,898
Weber-Stephen Products LLC, Senior Secured First Lien, 7.80% (1 mo. SOFR US + 3.25%), 10/29/2027	276,018	267,967
		5,111,135
Consumer Non-Discretionary - 0.3%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.29% (3 mo. SOFR US + 4.00%), 07/08/2031	487,649	420,597
Valvoline, Inc., Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 2.00%), 03/19/2032	469,000	469,293
		889,890
Environmental & Facilities Services - 1.7%
Action Environmental Group, Inc., Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.75%), 10/24/2030	1,160,464	1,161,914
9.33% (3 mo. SOFR US + 4.00%), 10/24/2030	56,914	56,914
Belfor Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/06/2026	487,357	487,358
EnergySolutions LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 09/23/2030	300,073	299,885
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032	551,000	546,868
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 10/17/2030	497,001	497,935
Reworld Holding Corp., Senior Secured First Lien
6.81% (1 mo. SOFR US + 2.50%), 11/30/2028	205,148	205,244
6.81% (1 mo. SOFR US + 2.50%), 11/30/2028	11,295	11,300
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
7.30% (1 mo. SOFR US + 2.75%), 03/27/2028	1,160,415	1,138,924
8.30% (1 mo. SOFR US + 3.75%), 03/27/2028	259,000	257,705
		4,664,047

	Principal Amount	Fair Value
Financials: Diversified - 4.7%
Armor Holdco, Inc., Senior Secured First Lien, 8.03% (6 mo. SOFR US + 3.75%), 12/11/2028	$1,093,969	$1,092,946
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/22/2028	500,652	500,758
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.79% (3 mo. SOFR US + 3.50%), 11/25/2031	751,000	749,592
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 03/12/2029	627,858	626,175
Boost Newco Borrower LLC, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 01/31/2031	867,798	863,190
Citco Funding LLC, Senior Secured First Lien, 6.93% (6 mo. SOFR US + 2.75%), 04/27/2028	669,478	671,570
Corp. Service Co., Senior Secured First Lien
7.02% (1 mo. SOFR US + 2.50%), 11/03/2027	85,157	85,157
6.32% (1 mo. SOFR US + 2.00%), 11/05/2029	534,688	532,616
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/07/2028	443,339	442,601
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 10/06/2028	942,000	945,061
EIG Management Co. LLC, Senior Secured First Lien, 9.32% (1 mo. SOFR US + 5.00%), 05/17/2029	573,083	573,083
FNZ USA FinCo LLC, Senior Secured First Lien, 9.29% (3 mo. SOFR US + 5.00%), 11/05/2031	460,000	425,500
Focus Financial Partners LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/15/2031	476,346	472,316
June Purchaser LLC, Senior Secured First Lien
7.47% (3 mo. SOFR US + 3.25%), 11/28/2031	506,665	507,931
8.67% (3 mo. Term SOFR + 3.25%), 11/28/2031(f)	82,590	82,796
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 11/17/2031	346,560	344,731

The accompanying notes are an integral part of these financial statements.

4

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Financials: Diversified - (Continued)
7.32% (1 mo. SOFR US + 3.00%), 11/17/2031	$124,299	$123,643
7.32% (1 mo. SOFR US + 3.00%), 11/17/2031	32,140	31,970
NorthAB LLC, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 11/24/2028	1,109,120	1,102,088
Osaic Holdings, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 08/16/2028	273,547	271,864
PEX Holdings LLC, Senior Secured First Lien, 6.97% (3 mo. SOFR US + 2.75%), 11/19/2031	295,000	293,525
VFH Parent LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 06/20/2031	499,517	501,081
WEX, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 04/03/2028	688,593	685,666
Zelis Payments Buyer, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 09/28/2029	656,370	653,088
7.57% (1 mo. SOFR US + 3.25%), 11/26/2031	275,310	274,966
		12,853,914
Financials: Insurance - 3.6%
Acrisure LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 02/16/2027	1,898,134	1,895,429
AmWINS Group, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/21/2032	852,982	847,186
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien, 7.08% (6 mo. Term SOFR + 3.75%), 02/18/2031	415,000	410,331
AssuredPartners, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/14/2031	541,796	543,042
Asurion LLC, Senior Secured First Lien
7.80% (1 mo. SOFR US + 3.25%), 12/23/2026	883,426	882,702
8.77% (1 mo. SOFR US + 4.25%), 08/21/2028	843,045	836,570
Asurion LLC, Senior Secured Second Lien, 9.80% (1 mo. SOFR US + 5.25%), 02/03/2028	995,867	946,074
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 05/27/2031	294,263	293,804

	Principal Amount	Fair Value
BroadStreet Partners, Inc., Senior Secured First Lien
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	$565,413	$561,223
7.32% (1 mo. SOFR US + 3.00%), 06/16/2031	55,260	54,850
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/08/2032	552,000	554,070
HUB International Ltd., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 06/20/2030	1,238,982	1,235,203
TIH Insurance Holdings LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032	271,347	274,485
USI, Inc./NY, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 11/23/2029	414,405	410,974
		9,745,943
Financials: Thrifts & Mortgages - 0.1%
Walker & Dunlop, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 03/15/2032	215,000	214,194
Food & Beverage - 1.6%
Celsius Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 03/22/2032	468,000	469,463
Froneri US, Inc., Senior Secured First Lien
6.24% (6 mo. SOFR US + 2.00%), 09/30/2031	282,241	280,775
6.24% (3 mo. SOFR US + 2.00%), 09/30/2031	144,606	143,855
6.24% (3 mo. SOFR US + 2.00%), 09/30/2031	75,060	74,670
HLF Financing Sarl LLC, Senior Secured First Lien, 11.07% (1 mo. SOFR US + 6.75%), 04/12/2029	137,683	138,358
Pegasus Bidco BV, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 07/12/2029	741,962	741,962
Primo Brands Corp., Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 03/31/2028	810,928	808,588
Red SPV LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 03/15/2032	880,000	875,600
Saratoga Food Specialties LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 03/07/2029	482,654	483,156

The accompanying notes are an integral part of these financial statements.

5

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Food & Beverage - (Continued)
Savor Acquisition, Inc., Senior Secured First Lien
7.56% (1 mo. Term SOFR + 3.25%), 02/19/2032 (f)	$40,000	$40,010
7.57% (1 mo. SOFR US + 3.25%), 02/19/2032	424,000	424,106
		4,480,543
Healthcare: Equipment & Supplies - 2.2%
Azalea Topco, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 04/30/2031	499,398	497,265
Bausch + Lomb Corp., Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 05/10/2027	373,316	372,472
Covetrus, Inc., Senior Secured First Lien, 9.30% (3 mo. SOFR US + 5.00%), 10/15/2029	382,365	368,684
Gainwell Acquisition Corp., Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.00%), 10/01/2027	1,329,622	1,250,696
Insulet Corp., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/04/2031	867,854	870,566
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	1,384,744	1,383,684
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 11/03/2031	360,261	359,813
Waystar Technologies, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/22/2029	620,514	618,963
WCG Intermediate Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/25/2032	450,000	446,443
		6,168,586
Healthcare: Facilities - 5.2%
ADMI Corp., Senior Secured First Lien, 8.30% (1 mo. SOFR US + 3.75%), 12/23/2027	1,109,080	1,102,153
CHG Healthcare Services, Inc., Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 09/29/2028	1,089	1,089
7.31% (3 mo. SOFR US + 3.00%), 09/29/2028	431,028	430,946
Examworks Bidco, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 11/01/2028	947,537	946,769

	Principal Amount	Fair Value
Global Medical Response, Inc., Senior Secured First Lien
9.04% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/02/2028	$2,023,061	$2,025,307
9.04% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/02/2028	29,168	29,200
HAH Group Holding Co. LLC, Senior Secured First Lien, 9.32% (1 mo. SOFR US + 5.00%), 09/24/2031	689,273	656,532
Hanger, Inc., Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 10/23/2031	416,594	416,811
7.82% (1 mo. SOFR US + 3.50%), 10/23/2031(f)	53,639	53,667
Heartland Dental LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 04/28/2028	1,120,049	1,120,173
Hunter US Bidco, Inc., Senior Secured First Lien
8.75% (3 mo. SOFR US + 4.25%), 08/21/2028	199,502	191,772
8.75% (3 mo. SOFR US + 4.25%), 08/21/2028	175,552	168,750
IVI America LLC, Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 04/14/2031	565,725	567,405
LifePoint Health, Inc., Senior Secured First Lien
7.82% (3 mo. SOFR US + 3.50%), 05/19/2031	837,140	807,991
8.05% (3 mo. SOFR US + 3.75%), 05/19/2031	277,305	269,563
LSCS Holdings, Inc., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 03/04/2032	593,000	592,816
Pacific Dental Services, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 03/17/2031	95,614	95,240
7.07% (1 mo. SOFR US + 2.75%), 03/17/2031	379,586	378,104
Pluto Acquisition I, Inc., Senior Secured First Lien
9.80% (3 mo. SOFR US + 5.50%), 06/20/2028	90,065	91,416
9.80% (3 mo. SOFR US + 5.50%), 06/20/2028	1,801	1,828
Radnet Management, Inc., Senior Secured First Lien, 6.57% (3 mo. SOFR US + 2.25%), 04/18/2031	373,355	373,179
Select Medical Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 12/03/2031	362,570	362,570
Sotera Health Holdings LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031	644,760	644,357

The accompanying notes are an integral part of these financial statements.

6

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Healthcare: Facilities - (Continued)
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 12/04/2031	$460,000	$459,262
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 12/19/2030	618,286	618,286
Team Health Holdings, Inc., Senior Secured First Lien, 9.54% (3 mo. Term SOFR + 5.25%), 03/02/2027	335,000	327,044
US Fertility Enterprises LLC, Senior Secured First Lien
8.78% (6 mo. SOFR US + 4.50%), 10/14/2031	841,275	843,378
9.35% (3 mo. Term SOFR + 4.50%), 10/14/2031(f)	38,336	38,431
US Radiology Specialists, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 12/15/2027	523,115	523,115
		14,137,154
Healthcare: Life Sciences - 0.5%
Phoenix Newco, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 11/15/2028	741,887	741,101
Star Parent, Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 09/30/2030	562,207	538,313
		1,279,414
Healthcare: Managed Health Care - 1.2%
Bella Holding Co. LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 05/10/2028	620,636	620,161
Charlotte Buyer, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 02/11/2028	554,729	552,255
Cotiviti, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 04/30/2031	975,903	956,385
7.63%, 05/01/2031	278,000	274,177
Raven Acquisition Holdings LLC, Senior Secured First Lien
7.57% (1 mo. SOFR US + 3.25%), 11/20/2031	817,600	808,741
8.28% (3 mo. Term SOFR + 3.25%), 11/20/2031(f)	58,400	57,767
		3,269,486
Healthcare: Pharma & Biotech - 2.1%
Dechra Finance US LLC, Senior Secured First Lien, 7.51% (6 mo. SOFR US + 3.25%), 12/03/2031	295,000	294,770

	Principal Amount	Fair Value
Elanco Animal Health, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 08/02/2027	$993,202	$992,328
Endo Finance Holdings, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 04/23/2031	823,142	817,175
Financiere Mendel SASU, Senior Secured First Lien, 7.06% (3 mo. SOFR US + 2.75%), 11/13/2030	665,293	664,185
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.61% (3 mo. SOFR US + 2.00%), 11/15/2027	1,253,375	1,242,959
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/05/2028	981,106	981,842
Organon & Co., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/19/2031	601,940	594,415
Padagis LLC, Senior Secured First Lien, 9.56% (3 mo. SOFR US + 4.75%), 07/06/2028	266,243	249,935
		5,837,609
Industrial Machinery - 3.6%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 07/31/2028	1,321,402	1,310,930
Chart Industries, Inc., Senior Secured First Lien, 6.81% (3 mo. SOFR US + 2.50%), 03/18/2030	375,236	375,861
Columbus McKinnon Corp./NY, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 05/15/2028	505,037	504,406
Crosby US Acquisition Corp., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 08/16/2029	494,635	495,632
Dynamo US Bidco, Inc., Senior Secured First Lien, 8.26% (3 mo. SOFR US + 4.00%), 09/26/2031	368,603	369,410
Gates Corp./DE, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 11/16/2029	415,078	411,793
JBT Marel Corp., Senior Secured First Lien
6.67% (1 mo. SOFR US + 2.25%), 01/02/2032	193,327	193,468
6.67% (1 mo. SOFR US + 2.25%), 01/02/2032	55,236	55,277
Jupiter Buyer, Inc., Senior Secured First Lien
9.07% (1 mo. SOFR US + 4.75%), 11/03/2031	374,815	375,049
9.60% (3 mo. Term SOFR + 4.75%), 11/03/2031(f)	43,248	43,275

The accompanying notes are an integral part of these financial statements.

7

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Industrial Machinery - (Continued)
Madison IAQ (Madison Air) Incremental T/L B, Senior Secured First Lien, 7.57% (1 mo. Term SOFR), 03/29/2032(a)	$291,000	$288,636
Madison IAQ LLC, Senior Secured First Lien, 6.76% (6 mo. SOFR US + 2.50%), 06/21/2028	498,226	493,336
Madison Safety & Flow LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/26/2031	360,261	359,411
Oregon Tool Lux LP, Senior Secured Second Lien, 8.58% (3 mo. SOFR US + 4.00%), 10/15/2029	318,825	237,126
PG Polaris BidCo Sarl, Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 03/24/2031	404,598	405,104
7.30% (3 mo. SOFR US + 3.00%), 03/24/2031	132,705	132,871
Pro Mach Group, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/31/2028	495,884	495,136
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029	532,576	530,531
TK Elevator US Newco, Inc., Senior Secured First Lien
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	549,806	549,017
7.74% (6 mo. SOFR US + 3.50%), 04/30/2030	315,823	315,369
8.57% (1 mo. Term SOFR + 3.00%), 04/30/2030	499,000	498,284
Veritiv Operating Co., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 11/29/2030	551,864	549,601
Vertiv Group Corp., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/02/2027	561,602	560,805
WEC US Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/27/2031	410,315	407,059
		9,957,387
Leisure: Casinos & Gaming - 2.9%
888 Acquisitions LLC, Senior Secured First Lien, 9.50% (6 mo. SOFR US + 5.25%), 07/03/2028	993,243	963,943
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 06/11/2031	571,691	566,688

	Principal Amount	Fair Value
Bally’s Corp., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.25%), 10/02/2028	$729,968	$651,887
Caesars Entertainment, Inc., Senior Secured First Lien
6.56% (3 mo. SOFR US + 2.25%), 02/06/2030	584,660	582,225
6.56% (3 mo. SOFR US + 2.25%), 02/06/2031	274,787	273,413
Churchill Downs, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/17/2028	601,124	601,124
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 7.00% (3 mo. SOFR US + 2.50%), 03/16/2027	1,336,571	1,338,596
Everi Holdings, Inc., Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.50%), 08/03/2028	434,388	435,056
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/29/2029	276,386	272,530
Flutter Financing BV, Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 11/29/2030	991,624	988,966
Great Canadian Gaming Corp., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 11/01/2029	275,510	272,153
Jack Ohio Finance LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 01/30/2032	412,000	412,618
Ontario Gaming GTA LP, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/01/2030	549,230	541,815
		7,901,014
Leisure: Hotels - 1.8%
Alterra Mountain Co., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/17/2028	622,240	622,239
Carnival Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/18/2028	1,742,335	1,743,424
Herschend Entertainment Co. LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/28/2028	271,846	272,696
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien
6.32% (1 mo. SOFR US + 2.00%), 08/02/2028	291,845	290,784
6.32% (1 mo. SOFR US + 2.00%), 01/17/2031	97,316	96,738
Lakeland Holdings LLC, Senior Unsecured First Lien
8.00%, 09/27/2027	225,670	11,283
8.00%, 09/27/2027	107,661	5,383

The accompanying notes are an integral part of these financial statements.

8

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Leisure: Hotels - (Continued)
Sabre GLBL, Inc., Senior Secured First Lien
8.77% (1 mo. SOFR US + 4.25%), 06/30/2028	$286,818	$278,812
9.42% (1 mo. Term SOFR + 5.00%), 06/30/2028	202,000	195,561
10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029	337,853	331,659
10.52% (1 mo. SOFR US + 6.00%), 11/15/2029	52,439	51,128
Travel + Leisure Co., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 12/14/2029	371,913	371,099
TripAdvisor, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 07/08/2031	595,800	587,942
		4,858,748
Leisure: Restaurants - 0.9%
BCPE Grill Parent, Inc., Senior Secured First Lien, 9.06% (1 mo. SOFR US + 4.75%), 09/30/2030	264,650	245,794
Dave & Buster’s, Inc., Senior Secured First Lien
7.63% (1 mo. Term SOFR + 3.25%), 06/29/2029	145,000	130,228
7.56% (3 mo. SOFR US + 3.25%), 10/31/2031	154,000	135,039
IRB Holding Corp., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 12/15/2027	1,240,535	1,234,177
Tacala Investment Corp., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 01/31/2031	522,733	523,264
Whatabrands LLC, Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 08/03/2028	273,319	272,476
		2,540,978
Media: Broadcasting - 0.5%
CMG Media Corp., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 3.50%), 06/18/2029	457,247	430,560
Hubbard Radio LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 09/30/2027	319,322	222,061
Learfield Communications LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 06/30/2028	371,913	373,075
Univision Communications, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 06/25/2029	241,848	235,398
		1,261,094

	Principal Amount	Fair Value
Media: Cable & Satellite - 2.5%
Charter Communications Operating LLC, Senior Secured First Lien
6.56% (3 mo. SOFR US + 2.25%), 12/15/2031	$922,365	$920,174
6.57% (3 mo. SOFR US + 2.25%), 12/15/2031	2,318	2,312
Connect Finco SARL, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 12/11/2026	859,910	855,748
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/30/2032	1,182,205	1,158,744
CSC Holdings LLC, Senior Secured First Lien
9.00% (Prime Rate + 1.50%), 04/15/2027	584,000	550,315
8.82% (1 mo. SOFR US + 4.50%), 01/18/2028	843,598	817,236
Directv Financing LLC, Senior Secured First Lien, 9.81% (3 mo. SOFR US + 5.00%), 08/02/2027	225,445	226,040
Iridium Satellite LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 09/20/2030	1,115,796	1,099,232
Virgin Media Bristol LLC, Senior Secured First Lien
7.05% (1 mo. SOFR US + 2.50%), 01/31/2028	847,000	825,541
7.68% (1 mo. Term SOFR + 3.25%), 01/31/2029	140,000	137,486
WideOpenWest Finance LLC, Senior Secured First Lien, 7.81% (3 mo. SOFR US + 3.00%), 12/20/2028	462,425	399,998
		6,992,826
Media: Diversified - 1.9%
Abe Investment Holdings, Inc., Senior Secured First Lien, 11.25%, 02/21/2030	300,000	298,875
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 12/21/2028	739,584	732,784
Indy US Holdco LLC, Senior Secured First Lien
7.82% (1 mo. SOFR US + 3.50%), 03/06/2028	696,244	694,852
7.82% (1 mo. SOFR US + 3.50%), 03/06/2028	691,857	690,473
McGraw-Hill Education, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 08/06/2031	794,598	794,316
Neptune Bidco US, Inc., Senior Secured First Lien, 9.24% (3 mo. SOFR US + 4.75%), 10/11/2028	914,329	788,755

The accompanying notes are an integral part of these financial statements.

9

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Media: Diversified - (Continued)
Twitter Tranche B-1 (10/22 ) T/L, Senior Secured First Lien, 10.95% (3 mo. SOFR US + 6.50%), 10/29/2029	$691,232	$687,776
WH Borrower LLC, Senior Secured First Lien, 9.07% (3 mo. SOFR US + 4.75%), 02/20/2032	429,000	427,460
		5,115,291
Media: Entertainment - 2.9%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.75%), 03/08/2030	811,956	809,167
8.05% (3 mo. SOFR US + 3.75%), 03/08/2030	411,149	409,736
Creative Artists Agency LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 10/01/2031	408,244	407,575
Crown Finance US, Inc., Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/02/2031	490,770	488,797
Delta 2 Lux Sarl, Senior Secured First Lien
6.30% (3 mo. SOFR US + 2.00%), 09/19/2031	205,811	205,747
7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031	102,667	102,635
EOC Borrower LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/24/2032	982,000	981,391
Hoya Midco LLC, Senior Secured First Lien, 6.55% (1 mo. SOFR US + 2.25%), 02/05/2029	872,560	861,653
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 10/19/2026	664,139	664,245
Playtika Holding Corp., Senior Secured First Lien, 7.30% (1 mo. SOFR US + 2.75%), 03/13/2028	842,956	835,689
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.07% (1 mo. SOFR US + 4.75%), 03/15/2030	1,088,708	1,085,986
UFC Holdings LLC, Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 11/21/2031	1,062,568	1,061,086
		7,913,707
Metals & Mining - 0.7%
Arsenal AIC Parent LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/19/2030	272,546	271,047

	Principal Amount	Fair Value
GrafTech Global Enterprises, Inc., Senior Secured First Lien
10.30% (3 mo. SOFR US + 6.00%), 12/21/2029	$104,547	$107,259
10.62% (1 mo. Term SOFR + 6.00%), 12/21/2029 (f)	59,741	61,291
Grinding Media, Inc., Senior Secured First Lien
7.82% (3 mo. SOFR US + 3.50%), 10/12/2028	1,070,647	1,061,279
7.82% (3 mo. SOFR US + 3.50%), 10/12/2028	299,130	296,512
		1,797,388
Midstream: Storage & Transport - 2.1%
Brazos Delaware II LLC, Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/11/2030	267,975	268,526
CPPIB OVM Member US LLC, Senior Secured First Lien, 7.07% (3 mo. SOFR US + 2.75%), 08/20/2031	273,266	271,842
ITT Holdings LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 10/11/2030	744,322	745,717
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 7.30% (1 mo. Term SOFR + 3.00%), 04/01/2032	312,000	311,708
NGP XI Midstream Holdings LLC, Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 07/25/2031	725,141	723,328
Northriver Midstream Finance LP, Senior Secured First Lien, 6.56% (3 mo. SOFR US + 2.25%), 08/16/2030	728,968	726,337
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/05/2028	989,271	989,646
TransMontaigne Operating Co. LP, Senior Secured First Lien
7.57% (1 mo. SOFR US + 3.25%), 11/17/2028	208,669	208,785
7.57% (1 mo. SOFR US + 3.25%), 11/17/2028	208,669	208,785
7.57% (1 mo. SOFR US + 3.25%), 11/17/2028	64,042	64,077
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 06/27/2029	1,113,405	1,106,385
		5,625,136

The accompanying notes are an integral part of these financial statements.

10

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Oil & Gas: E&P - 0.2%
Discovery Energy Holding Corp., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 05/02/2031	$456,484	$450,349
Oil & Gas: Equipment & Services - 0.3%
MRC Global US, Inc., Senior Secured First Lien, 7.93% (6 mo. SOFR US + 3.50%), 10/29/2031	424,000	425,060
Star Holding LLC, Senior Secured First Lien, 8.82% (1 mo. SOFR US + 4.50%), 07/31/2031	373,359	365,816
		790,876
Packaging - 1.9%
Clydesdale Acquisition (Hilex Poly/Novolex), Senior Secured First Lien, 7.57% (1 mo. Term SOFR), 03/26/2032(a)	12,079	12,026
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032	690,921	687,898
Iris Holding, Inc., Senior Secured First Lien, 9.14% (3 mo. Term SOFR + 4.75%), 06/28/2028	293,248	277,853
LABL, Inc., Senior Secured First Lien, 9.52% (1 mo. SOFR US + 5.00%), 10/30/2028	254,419	212,227
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 08/27/2031	766,954	738,914
Magnera Corp., Senior Secured First Lien, 8.56% (3 mo. SOFR US + 4.25%), 11/04/2031	1,236,900	1,234,581
Mauser Packaging Solutions Holding Co., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 04/16/2027	177,299	176,930
Pregis TopCo LLC, Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 07/31/2026	425,312	425,997
Ranpak BV, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 12/19/2031	91,867	91,982
Ranpak Corp., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 12/19/2031	143,543	143,722
Sabert Corp., Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.00%), 12/10/2026	1,424	1,426
Tosca Services LLC, Senior Secured First Lien
6.02% (includes 3.25% PIK) (1 mo. SOFR US + 1.50%), 11/30/2028	304,470	260,703

	Principal Amount	Fair Value
6.02% (includes 3.25% PIK) (1 mo. SOFR US + 1.50%), 11/30/2028	$5,121	$4,384
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.05% (6 mo. SOFR US + 3.75%), 09/18/2028	903,827	875,018
		5,143,661
Retail: Food & Drug - 0.6%
EG America LLC, Senior Secured First Lien, 8.61% (3 mo. Term SOFR + 4.25%), 02/07/2028	178,551	178,855
JP Intermediate B LLC, Senior Secured First Lien, 14.00% (Prime Rate + 6.50%), 11/22/2027	447,191	24,595
Opal LLC, Senior Secured First Lien, 0.00% (1 mo. Term SOFR + 3.25%), 04/30/2032	1,473,000	1,465,635
		1,669,085
Retailing - 2.7%
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031	1,043,755	1,043,270
Great Outdoors Group LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 01/23/2032	1,451,515	1,450,245
Harbor Freight Tools USA, Inc., Senior Secured First Lien
6.82% (1 mo. SOFR US + 2.50%), 06/11/2031	491,023	479,641
6.82% (1 mo. SOFR US + 2.50%), 06/11/2031	65,777	64,253
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 05/04/2028	600,431	597,357
Michaels Cos., Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 4.25%), 04/17/2028	542,089	404,043
Peer Holding III BV, Senior Secured First Lien
6.80% (3 mo. SOFR US + 2.50%), 10/28/2030	741,944	742,062
6.80% (3 mo. SOFR US + 2.50%), 07/01/2031	247,942	247,818
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.25%), 03/06/2028	230,000	209,843
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028	1,103,146	1,088,203
RH, Senior Secured First Lien, 7.77% (1 mo. SOFR US + 3.25%), 10/20/2028	758,880	736,705

The accompanying notes are an integral part of these financial statements.

11

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Retailing - (Continued)
Staples, Inc., Senior Secured First Lien, 10.04% (3 mo. SOFR US + 5.75%), 09/10/2029	$526,874	$469,445
		7,532,885
Technology Hardware - 0.9%
Coherent Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 07/02/2029	277,276	277,247
CommScope LLC, Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/17/2029	810,000	807,805
MKS Instruments, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 08/17/2029	411,563	411,692
VeriFone Systems, Inc., Senior Secured First Lien, 8.58% (3 mo. Term SOFR + 4.00%), 08/20/2025	262,480	237,727
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 03/01/2030	660,791	660,791
		2,395,262
Technology: Software & Services - 15.3%
Access CIG LLC, Senior Secured First Lien, 8.54% (3 mo. SOFR US + 4.25%), 08/18/2028	1,321,445	1,323,467
AthenaHealth Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/15/2029	741,268	733,855
Avalara, Inc., Senior Secured First Lien, 7.57% (1 mo. Term SOFR + 3.25%), 03/29/2032	468,000	466,757
Barracuda Networks, Inc., Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 08/15/2029	1,113,527	969,326
Barracuda Networks, Inc., Senior Secured Second Lien, 11.29% (3 mo. SOFR US + 7.00%), 08/15/2030	461,277	322,894
BMC Software, Inc., Senior Secured First Lien, 7.29% (3 mo. SOFR US + 3.00%), 07/30/2031	694,020	682,923
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.04% (3 mo. SOFR US + 5.75%), 07/30/2032	535,770	518,358
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 09/21/2028	272,896	272,726
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029	1,577,594	1,358,703
Clearwater Analytics LLC, Senior Secured First Lien, 6.56% (1 mo. Term SOFR + 2.25%), 04/14/2032	304,000	303,240

	Principal Amount	Fair Value
Cloud Software Group, Inc., Senior Secured First Lien
7.83% (3 mo. SOFR US + 3.50%), 03/29/2029	$1,962,086	$1,946,477
8.05% (3 mo. SOFR US + 3.75%), 03/24/2031	410,790	407,344
8.05% (1 mo. SOFR US + 3.75%), 03/24/2031	1,032	1,023
Clover Holdings 2 LLC, Senior Secured First Lien, 8.29% (3 mo. SOFR US + 4.00%), 12/09/2031	849,661	841,695
ConnectWise LLC, Senior Secured First Lien, 8.32% (3 mo. SOFR US + 3.50%), 09/29/2028	1,364,826	1,365,400
Dcert Buyer, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 10/16/2026	759,623	740,728
Delivery Hero Finco LLC, Senior Secured First Lien, 9.31% (3 mo. SOFR US + 5.00%), 12/12/2029	2,240,476	2,247,948
E2open LLC, Senior Secured First Lien, 8.05% (1 mo. SOFR US + 3.50%), 02/04/2028	1,330,077	1,329,119
Ensono, Inc., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 4.00%), 05/30/2028	968,988	956,192
Flexera Software LLC, Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 03/03/2028	1,356,311	1,351,014
Gen Digital, Inc., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/12/2029	347,304	345,948
Genesys Cloud Services, Inc., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 01/30/2032	415,000	411,147
Informatica LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/30/2028	370,933	371,282
Javelin Buyer, Inc., Senior Secured First Lien, 7.56% (3 mo. SOFR US + 3.25%), 12/08/2031	248,564	247,694
Kaseya, Inc., Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 03/22/2032	547,000	545,977
Leia Finco US LLC, Senior Secured First Lien, 7.54% (3 mo. SOFR US + 3.25%), 10/09/2031	678,408	672,577
Leia Finco US LLC, Senior Secured Second Lien, 9.54% (3 mo. SOFR US + 5.25%), 10/12/2032	281,000	277,236
Marcel Bidco LLC, Senior Secured First Lien, 7.81% (SOFR + 3.50%), 11/13/2030	543,644	545,682
McAfee Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029	1,377,165	1,317,947

The accompanying notes are an integral part of these financial statements.

12

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Technology: Software & Services - (Continued)
MH Sub I LLC, Senior Secured First Lien
8.57% (1 mo. SOFR US + 4.25%), 05/03/2028	$475,605	$453,016
8.57% (1 mo. SOFR US + 4.25%), 12/31/2031	1,132,871	1,043,816
Modena Buyer LLC, Senior Secured First Lien, 8.79% (3 mo. SOFR US + 4.50%), 07/01/2031	1,552,775	1,506,999
N-Able International Holdings II LLC, Senior Secured First Lien, 7.59% (3 mo. SOFR US + 2.75%), 07/19/2028	495,045	495,664
Optiv Parent, Inc., Senior Secured First Lien, 9.55% (3 mo. SOFR US + 5.25%), 08/03/2026	1,057,548	814,840
Peraton Corp., Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/01/2028	979,295	873,791
Peraton Corp., Senior Secured Second Lien, 12.28% (3 mo. SOFR US + 7.75%), 02/01/2029	148,182	112,527
Plano HoldCo, Inc., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 10/02/2031	971,000	968,572
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	2,351,922	2,256,975
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien
7.55% (3 mo. SOFR US + 3.25%), 10/28/2030	273,485	273,199
7.84% (1 mo. Term SOFR + 3.25%), 10/28/2030	321,000	320,665
Proofpoint, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/31/2028	1,317,782	1,315,107
Quartz Acquireco LLC, Senior Secured First Lien, 6.55% (1 mo. SOFR US + 2.25%), 06/28/2030	519,095	516,500
RealPage, Inc., Senior Secured First Lien
7.68% (3 mo. SOFR US + 3.00%), 04/24/2028	1,113,130	1,099,844
8.05% (3 mo. SOFR US + 3.75%), 04/24/2028	266,000	266,499
Rithum Holdings, Inc., Senior Secured First Lien
8.46% (3 mo. SOFR US + 4.00%), 12/02/2027	1,067,600	1,033,351
10.81% (3 mo. SOFR US + 6.25%), 12/29/2027	520,754	520,103
Rocket Software, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 11/28/2028	686,515	685,660

	Principal Amount	Fair Value
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.00%), 02/24/2028	$618,302	$616,997
SolarWinds Holdings, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 02/05/2030	498,268	498,894
Sovos Compliance LLC, Senior Secured First Lien, 8.30% (1 mo. SOFR US + 4.00%), 08/14/2029	451,071	449,693
Starlight Parent LLC, Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 4.00%), 04/30/2032	294,000	285,916
UKG, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 02/10/2031	1,362,648	1,361,292
VS Buyer LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 04/14/2031	978,677	979,900
Zodiac Purchaser LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/17/2032	415,000	410,331
		42,034,830
Telecom Services: Diversified - 3.5%
Altice France SA, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.50%), 08/31/2028	913,060	820,727
Cincinnati Bell, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 11/24/2028	1,737,979	1,738,414
Consolidated Communications, Inc., Senior Secured First Lien, 7.94% (1 mo. Term SOFR + 3.50%), 10/04/2027	1,109,903	1,107,911
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 01/30/2031	676,271	678,130
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 07/01/2031	821,940	822,199
Level 3 Financing, Inc., Senior Secured First Lien, 8.18% (1 mo. Term SOFR + 1.75%), 03/01/2027	830,000	821,310
Lumen Technologies, Inc., Senior Secured First Lien
6.90% (1 mo. SOFR US + 2.35%), 04/16/2029	551,085	531,026
6.90% (1 mo. SOFR US + 2.35%), 04/15/2030	262,818	252,920
Radiate Holdco LLC, Senior Secured First Lien, 7.80% (1 mo. SOFR US + 3.25%), 09/25/2026	639,175	549,246
Voyage Australia Pty Ltd., Senior Secured First Lien, 8.32% (3 mo. SOFR US + 3.50%), 07/20/2028	464,165	465,762

The accompanying notes are an integral part of these financial statements.

13

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
Telecom Services: Diversified - (Continued)
Windstream Services LLC, Senior Secured First Lien, 9.27% (1 mo. SOFR US + 4.75%), 10/06/2031	$370,455	$370,455
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.57% (1 mo. SOFR US + 4.25%), 03/09/2027	1,002,893	944,043
Ziggo Financing Partnership, Senior Secured First Lien, 6.93% (1 mo. Term SOFR + 2.50%), 04/28/2028	561,000	547,867
		9,650,010
Telecom Services: Wireless - 0.4%
CCI Buyer, Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 12/17/2027	989,103	990,888
Transportation - 1.7%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.54% (1 mo. SOFR US + 2.25%), 04/20/2028	347,003	343,451
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.30% (1 mo. SOFR US + 1.75%), 08/06/2027	1,986,894	1,945,915
Carriage Purchaser, Inc., Senior Secured First Lien, 8.32% (1 mo. SOFR US + 4.00%), 09/29/2028	410,935	409,074
Cubic Corp., Senior Secured First Lien
9.09% (3 mo. SOFR US + 4.25%), 05/25/2028	935,091	567,044
9.09% (3 mo. SOFR US + 4.25%), 05/25/2028	198,829	120,571
Stonepeak Nile Parent LLC, Senior Secured First Lien, 7.06% (1 mo. Term SOFR + 2.75%), 02/03/2032	464,000	462,768
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 07/26/2028	822,762	813,440
		4,662,263
Utilities: Power - 1.6%
Alpha Generation LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 09/30/2031	359,358	359,920
Calpine Corp., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 02/27/2032	693,000	691,458
Cornerstone Generation LLC, Senior Secured First Lien, 7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031	492,129	492,744
Eastern Power LLC, Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 10/02/2025	638,081	626,459

	Principal Amount	Fair Value
Lightning Power LLC, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 08/18/2031	$829,830	$826,254
Lightstone Holdco LLC, Senior Secured First Lien
10.04% (3 mo. SOFR US + 5.75%), 01/29/2027	927,164	934,410
10.04% (3 mo. SOFR US + 5.75%), 01/29/2027	52,336	52,745
WaterBridge NDB Operating LLC, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 4.00%), 05/10/2029	518,395	520,746
		4,504,736
TOTAL BANK LOANS (Cost $245,134,641)		242,262,294
CORPORATE BONDS - 7.2%(g)
Aerospace & Defense - 0.2%
Bombardier, Inc.
7.13%, 06/15/2026(b)	176,000	176,229
7.88%, 04/15/2027(b)	276,000	277,218
		453,447
Automotive - 0.5%
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/2027(b)	1,350,000	1,352,848
Building Products - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031(b)	600,000	522,172
Chemicals - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	200,000	200,135
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63% (includes 2.50% PIK), 05/03/2029(b)	202,300	140,599
		340,734
Financials: Thrifts & Mortgages - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	278,000	276,844
Healthcare: Equipment & Supplies - 0.1%
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	453,000	395,150
Healthcare: Facilities - 1.0%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)	560,000	535,204
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)	1,006,000	950,301
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,312,633
		2,798,138

The accompanying notes are an integral part of these financial statements.

14

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
Healthcare: Pharma & Biotech - 0.5%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(b)	$581,000	$543,400
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	765,000	742,363
		1,285,763
Healthcare: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	848,332
Industrial Machinery - 0.2%
Oregon Tool Lux LP, 7.88%, 10/15/2029(b)(c)	25,915	15,031
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	418,000	408,025
		423,056
Leisure: Casinos & Gaming - 1.3%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(b)	440,000	454,745
International Game Technology PLC, 4.13%, 04/15/2026(b)	1,095,000	1,082,104
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	404,000	404,088
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029(b)	561,000	415,140
5.88%, 09/01/2031(b)	562,000	375,135
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(b)	950,000	934,940
		3,666,152
Leisure: Hotels - 0.6%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026(b)	421,000	421,284
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	1,246,000	1,233,974
		1,655,258
Leisure: Restaurants - 0.2%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	418,000	412,591
Media: Entertainment - 0.2%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	393,000	397,250
Metals & Mining - 0.0%(d)
GrafTech Finance, Inc., 4.63%, 12/23/2029(b)	127,000	87,789

	Principal Amount	Fair Value
Midstream: Storage & Transport - 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030(b)	$290,000	$294,534
3.88%, 11/01/2033(b)	510,000	439,345
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	712,000	727,989
		1,461,868
Oil & Gas: Equipment & Services - 0.1%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(b)	394,829	376,333
Retailing - 0.3%
Wayfair LLC, 7.75%, 09/15/2030(b)	953,000	922,451
Technology: Software & Services - 0.3%
Elastic NV, 4.13%, 07/15/2029(b)	844,000	787,838
Telecom Services: Diversified - 0.5%
Iliad Holding SASU
7.00%, 10/15/2028(b)	400,000	405,161
7.00%, 04/15/2032(b)	641,000	642,649
Lumen Technologies, Inc., 4.13%, 04/15/2029(b)	294,000	277,830
		1,325,640
TOTAL CORPORATE BONDS (Cost $20,547,685)		19,789,654
	Shares
EXCHANGE TRADED FUNDS - 2.8%(g)
Invesco Senior Loan ETF	369,000	7,638,300
TOTAL EXCHANGE TRADED FUNDS (Cost $7,768,405)		7,638,300
SHORT-TERM INVESTMENTS - 5.4%(g)
Money Market Funds - 5.4%
First American Government Obligations Fund - Class X, 4.27%(e)	14,701,275	14,701,275
TOTAL SHORT-TERM INVESTMENTS (Cost $14,701,275)		14,701,275
TOTAL INVESTMENTS - 103.9% (Cost $288,152,006)		$284,391,523
Liabilities in Excess of Other Assets - (3.9)%		(10,602,253)
TOTAL NET ASSETS - 100.0%		$273,789,270

The accompanying notes are an integral part of these financial statements.

15

Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $16,886,326 or 6.2% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $15,031 or 0.0% of net assets as of March 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	All or a portion of the loan is unfunded.
(g)	All or a portion is posted as collateral for delayed settlement securities.
The accompanying notes are an integral part of these financial statements.

16

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS - 86.9%(f)
AEROSPACE & DEFENSE - 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	$1,988,000	$2,022,023
Axon Enterprise, Inc., 6.13%, 03/15/2030(a)	2,231,000	2,257,158
Bombardier, Inc.
7.13%, 06/15/2026(a)	2,344,000	2,347,054
7.88%, 04/15/2027(a)	1,913,000	1,921,444
TransDigm, Inc.
5.50%, 11/15/2027	14,608,000	14,452,693
6.38%, 03/01/2029(a)	7,421,000	7,505,933
Triumph Group, Inc., 9.00%, 03/15/2028(a)	6,719,000	7,071,962
		37,578,267
AUTO RETAIL - 1.8%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(a)	3,170,000	2,973,687
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	4,935,000	4,457,302
11.50%, 08/15/2029(a)	1,002,000	980,267
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	5,749,000	5,414,943
Lithia Motors, Inc., 4.63%, 12/15/2027(a)	7,022,000	6,808,188
Penske Automotive Group, Inc., 3.50%, 09/01/2025	6,517,000	6,467,195
		27,101,582
AUTOMOTIVE - 6.1%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	2,776,000	2,784,043
Allison Transmission, Inc., 4.75%, 10/01/2027(a)	6,766,000	6,606,009
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	10,934,000	10,630,752
Clarios Global LP / ClariosUS Finance Co.
6.25%, 05/15/2026(a)	3,180,000	3,181,052
8.50%, 05/15/2027(a)	12,407,000	12,433,171
6.75%, 05/15/2028(a)	2,274,000	2,307,715
6.75%, 02/15/2030(a)	810,000	818,424
Dana, Inc.
5.38%, 11/15/2027	7,597,000	7,519,023
5.63%, 06/15/2028	1,088,000	1,072,959
Ford Holdings LLC, 9.30%, 03/01/2030	4,316,000	4,907,663
Ford Motor Co., 9.63%, 04/22/2030	1,789,000	2,044,861
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,707,000	3,663,099
7.36% (SOFR + 2.95%), 03/06/2026	3,445,000	3,496,704

	Principal Amount	Fair Value
6.95%, 06/10/2026	$3,901,000	$3,962,275
3.82%, 11/02/2027	1,005,000	959,053
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	6,387,000	6,341,415
5.00%, 07/15/2029	3,477,000	3,228,902
IHO Verwaltungs GmbH, 7.75% (includes 8.50% PIK), 11/15/2030(a)	1,784,000	1,759,578
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	5,227,000	5,232,231
Patrick Industries, Inc., 4.75%, 05/01/2029(a)	1,591,000	1,494,648
Phinia, Inc., 6.75%, 04/15/2029(a)	2,639,000	2,675,455
Thor Industries, Inc., 4.00%, 10/15/2029(a)	1,335,000	1,204,024
ZF North America Capital, Inc., 6.88%, 04/14/2028(a)	2,601,000	2,557,996
		90,881,052
BUILDING PRODUCTS - 1.9%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(a)	3,311,000	3,402,410
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(a)	3,168,000	3,317,628
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	8,685,000	8,655,916
6.63%, 06/15/2029(a)	2,896,000	2,908,070
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	3,081,000	2,849,123
Standard Industries, Inc./NY, 5.00%, 02/15/2027(a)	7,469,000	7,358,257
		28,491,404
CHEMICALS - 2.2%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	993,000	988,123
INEOS Finance PLC
6.75%, 05/15/2028(a)	3,001,000	3,005,787
7.50%, 04/15/2029(a)	1,072,000	1,068,129
Methanex Corp., 5.13%, 10/15/2027	1,809,000	1,775,165
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	4,089,000	4,072,042
9.00%, 02/15/2030(a)	237,000	255,340
Olympus Water US Holding Corp.
7.13%, 10/01/2027(a)	2,962,000	2,964,000
9.75%, 11/15/2028(a)	5,550,000	5,769,031
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	6,581,000	6,265,492
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026(a)	2,710,000	2,668,349

The accompanying notes are an integral part of these financial statements.

17

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
CHEMICALS - (Continued)
SNF Group SACA, 3.13%, 03/15/2027(a)	$2,885,000	$2,744,715
WR Grace Holdings LLC, 4.88%, 06/15/2027(a)	911,000	880,991
		32,457,164
COMMERCIAL SERVICES - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027(a)	1,379,000	1,384,428
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	301,000	285,374
Aramark Services, Inc., 5.00%, 02/01/2028(a)	2,236,000	2,196,923
Brink’s Co.
4.63%, 10/15/2027(a)	2,247,000	2,204,815
6.50%, 06/15/2029(a)	1,935,000	1,963,504
Camelot Finance SA, 4.50%, 11/01/2026(a)	8,487,000	8,327,664
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(a)	1,687,000	1,566,533
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)	2,343,000	2,212,181
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,143,000	1,071,974
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030(a)	2,564,000	2,578,487
CoreLogic, Inc., 4.50%, 05/01/2028(a)	2,220,000	2,069,224
Garda World Security Corp.
4.63%, 02/15/2027(a)	585,000	569,973
7.75%, 02/15/2028(a)	2,841,000	2,914,440
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	11,206,000	10,985,545
5.00%, 07/15/2028(a)	911,000	883,928
7.00%, 02/15/2029(a)	1,372,000	1,404,268
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	6,159,000	6,117,248
		48,736,509
CONSTRUCTION & ENGINEERING - 0.6%
Pike Corp., 5.50%, 09/01/2028(a)	5,263,000	5,097,054
Williams Scotsman, Inc.
6.63%, 06/15/2029(a)	2,769,000	2,803,999
6.63%, 04/15/2030(a)	1,125,000	1,138,016
		9,039,069

	Principal Amount	Fair Value
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
GFL Environmental, Inc., 4.00%, 08/01/2028(a)	$1,914,000	$1,821,061
FINANCIALS: CONSUMER FINANCE - 3.9%
Ally Financial, Inc.
7.10%, 11/15/2027	2,794,000	2,942,398
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,328,000	1,385,604
goeasyLtd.
4.38%, 05/01/2026(a)	5,183,000	5,088,120
9.25%, 12/01/2028(a)	4,002,000	4,205,932
7.63%, 07/01/2029(a)	2,869,000	2,873,106
6.88%, 05/15/2030(a)	1,969,000	1,930,321
Navient Corp.
6.75%, 06/25/2025	8,317,000	8,329,226
6.75%, 06/15/2026	1,476,000	1,487,645
5.00%, 03/15/2027	4,622,000	4,526,582
4.88%, 03/15/2028	1,580,000	1,508,659
OneMainFinance Corp.
7.13%, 03/15/2026	6,881,000	6,986,255
3.50%, 01/15/2027	1,259,000	1,207,479
6.63%, 01/15/2028	1,444,000	1,455,936
9.00%, 01/15/2029	1,681,000	1,765,337
6.63%, 05/15/2029	2,983,000	2,992,304
7.88%, 03/15/2030	2,292,000	2,377,636
SLM Corp.
3.13%, 11/02/2026	4,837,000	4,676,441
6.50%, 01/31/2030	2,070,000	2,125,838
		57,864,819
FINANCIALS: DIVERSIFIED - 2.4%
Block, Inc., 2.75%, 06/01/2026	3,801,000	3,689,719
CI Financial Corp., 7.50%, 05/30/2029(a)	2,592,000	2,718,955
Credit Acceptance Corp., 9.25%, 12/15/2028(a)	2,268,000	2,403,851
Macquarie AirfinanceHoldings Ltd.
8.38%, 05/01/2028(a)	11,439,000	11,931,437
6.40%, 03/26/2029(a)	993,000	1,027,525
8.13%, 03/30/2029(a)	2,366,000	2,484,802
5.15%, 03/17/2030(a)	2,069,000	2,041,779
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	6,677,000	6,664,931
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)	2,568,000	2,490,281
		35,453,280
FINANCIALS: INSURANCE - 1.1%
Acrisure LLC / AcrisureFinance, Inc.
8.25%, 02/01/2029(a)	911,000	936,741
8.50%, 06/15/2029(a)	1,494,000	1,557,540

The accompanying notes are an integral part of these financial statements.

18

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
FINANCIALS: INSURANCE - (Continued)
AmWINS Group, Inc., 6.38%, 02/15/2029(a)	$3,887,000	$3,919,052
AssuredPartners, Inc., 5.63%, 01/15/2029(a)	1,024,000	1,022,496
HUB International Ltd.
5.63%, 12/01/2029(a)	4,684,000	4,535,421
7.25%, 06/15/2030(a)	1,132,000	1,166,725
Jones DeslauriersInsurance Management, Inc.
8.50%, 03/15/2030(a)	1,429,000	1,502,166
10.50%, 12/15/2030(a)	1,828,000	1,959,311
		16,599,452
FINANCIALS: THRIFTS & MORTGAGES - 3.3%
Freedom Mortgage Corp., 12.00%, 10/01/2028(a)	1,188,000	1,277,018
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(a)	1,584,000	1,609,897
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026(a)	7,484,000	7,458,736
6.00%, 01/15/2027(a)	6,781,000	6,782,111
6.50%, 08/01/2029(a)	3,058,000	3,102,641
PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	1,387,000	1,384,984
7.88%, 12/15/2029(a)	2,006,000	2,088,599
Rfna LP, 7.88%, 02/15/2030(a)	3,147,000	3,111,203
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026(a)	12,798,000	12,275,369
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	4,576,000	4,566,767
5.75%, 06/15/2027(a)	2,502,000	2,462,281
5.50%, 04/15/2029(a)	1,483,000	1,431,041
UWM Holdings LLC, 6.63%, 02/01/2030(a)	2,026,000	2,011,386
		49,562,033
FOOD & BEVERAGE - 1.2%
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029(a)	933,905	1,017,454
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029(a)	3,341,000	3,436,859
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	5,219,000	5,175,552
Post Holdings, Inc., 5.50%, 12/15/2029(a)	8,002,000	7,786,197
		17,416,062

	Principal Amount	Fair Value
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.4%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	$2,209,000	$2,239,880
Teleflex, Inc., 4.25%, 06/01/2028(a)	4,134,000	3,946,431
		6,186,311
HEALTHCARE: FACILITIES - 5.7%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(a)	5,557,000	5,412,291
5.00%, 04/15/2029(a)	1,215,000	1,149,583
AHP Health Partners, Inc., 5.75%, 07/15/2029(a)	2,449,000	2,275,191
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(a)	16,193,000	15,475,992
6.00%, 01/15/2029(a)	1,357,000	1,207,388
Global Medical Response, Inc., 10.00% (includes .75% PIK), 10/31/2028(a)	5,957,458	5,961,390
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	10,130,000	10,655,929
LifePoint Health, Inc., 11.00%, 10/15/2030(a)	5,548,000	6,038,216
Option Care Health, Inc., 4.38%, 10/31/2029(a)	6,614,000	6,177,296
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	3,965,000	3,745,471
Tenet Healthcare Corp.
6.25%, 02/01/2027	22,837,000	22,865,455
5.13%, 11/01/2027	4,771,000	4,704,679
		85,668,881
HEALTHCARE: LIFE SCIENCES - 1.8%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	1,015,000	979,222
Fortrea Holdings, Inc., 7.50%, 07/01/2030(a)	2,758,000	2,511,357
IQVIA, Inc.
5.00%, 10/15/2026(a)	16,900,000	16,789,629
5.00%, 05/15/2027(a)	6,754,000	6,663,617
		26,943,825
HEALTHCARE: PHARMA & BIOTECH - 1.4%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(a)	2,516,000	2,515,056
9.00%, 12/15/2025(a)	3,216,000	3,218,010
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,416,000	14,959,830
		20,692,896

The accompanying notes are an integral part of these financial statements.

19

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
INDUSTRIAL MACHINERY - 2.1%
Chart Industries, Inc., 9.50%, 01/01/2031(a)	$1,103,000	$1,178,333
Enpro, Inc., 5.75%, 10/15/2026	4,637,000	4,646,216
Esab Corp., 6.25%, 04/15/2029(a)	1,656,000	1,682,237
Madison IAQ LLC, 4.13%, 06/30/2028(a)	6,561,000	6,197,437
Regal Rexnord Corp., 6.05%, 02/15/2026	6,813,000	6,865,827
TK Elevator US Newco, Inc., 5.25%, 07/15/2027(a)	4,725,000	4,639,616
VOC Escrow Ltd., 5.00%, 02/15/2028(a)	2,159,000	2,107,478
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	1,878,000	1,905,924
6.38%, 03/15/2029(a)	2,469,000	2,500,741
		31,723,809
LEISURE: CASINOS & GAMING - 6.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029(a)	7,666,000	7,922,891
Boyd Gaming Corp., 4.75%, 12/01/2027	4,914,000	4,817,003
Caesars Entertainment, Inc.
8.13%, 07/01/2027(a)	8,052,000	8,113,735
4.63%, 10/15/2029(a)	2,514,000	2,312,708
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	13,166,000	13,070,354
4.75%, 01/15/2028(a)	1,988,000	1,932,817
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	1,891,000	1,901,799
International Game Technology PLC
4.13%, 04/15/2026(a)	18,230,000	18,015,311
6.25%, 01/15/2027(a)	10,438,000	10,513,874
Light & Wonder International, Inc.
7.00%, 05/15/2028(a)	13,422,000	13,424,942
7.25%, 11/15/2029(a)	2,818,000	2,858,853
MGM Resorts International
4.75%, 10/15/2028	4,048,000	3,900,385
6.13%, 09/15/2029	3,121,000	3,092,429
Penn Entertainment, Inc., 5.63%, 01/15/2027(a)	6,886,000	6,833,639
Station Casinos LLC, 4.50%, 02/15/2028(a)	4,362,000	4,181,204
		102,891,944
LEISURE: HOTELS - 7.3%
Carnival Corp.
5.75%, 03/01/2027(a)	4,984,000	4,990,249
7.88%, 06/01/2027	1,077,000	1,132,621
7.00%, 08/15/2029(a)	6,459,000	6,761,443
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,510,000	1,439,014
4.50%, 06/15/2029(a)	1,742,000	1,599,477

	Principal Amount	Fair Value
NCL Corp. Ltd.
5.88%, 02/15/2027(a)	$5,245,000	$5,241,121
8.13%, 01/15/2029(a)	7,583,000	7,981,509
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	4,563,000	4,456,659
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	6,511,000	6,361,197
7.25%, 07/15/2028(a)	4,503,000	4,614,224
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	11,610,000	11,359,672
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026(a)	7,416,000	7,421,005
5.38%, 07/15/2027(a)	6,710,000	6,688,071
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)	3,868,000	3,830,666
10.75%, 11/15/2029(a)	823,000	832,075
Service Properties Trust
5.25%, 02/15/2026	4,799,000	4,771,288
4.75%, 10/01/2026	624,000	612,905
5.50%, 12/15/2027	1,297,000	1,252,164
Six Flags Entertainment Corp., 7.00%, 07/01/2025(a)	2,451,000	2,458,370
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 04/15/2027	2,610,000	2,578,675
Travel + Leisure Co.
6.60%, 10/01/2025(b)	3,200,000	3,204,099
6.63%, 07/31/2026(a)	8,801,000	8,871,461
6.00%, 04/01/2027(b)	1,310,000	1,313,765
Viking Cruises Ltd.
5.88%, 09/15/2027(a)	1,710,000	1,702,416
7.00%, 02/15/2029(a)	3,835,000	3,850,367
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	3,282,000	3,137,370
		108,461,883
LEISURE: RESTAURANTS - 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028(a)	2,691,000	2,590,779
CEC Entertainment LLC, 6.75%, 05/01/2026(a)	5,432,000	5,361,704
		7,952,483
MEDIA: BROADCASTING - 3.7%
Graham Holdings Co., 5.75%, 06/01/2026(a)	3,792,000	3,795,371
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	8,849,000	8,724,732
Sirius XM Radio LLC
3.13%, 09/01/2026(a)	11,229,000	10,889,531
5.00%, 08/01/2027(a)	15,097,000	14,762,737

The accompanying notes are an integral part of these financial statements.

20

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
MEDIA: BROADCASTING - (Continued)
4.00%, 07/15/2028(a)	$1,735,000	$1,620,245
TEGNA, Inc.
4.75%, 03/15/2026(a)	3,284,000	3,246,346
4.63%, 03/15/2028	6,158,000	5,848,546
Univision Communications, Inc., 6.63%, 06/01/2027(a)	6,339,000	6,291,764
		55,179,272
MEDIA: CABLE & SATELLITE - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	9,300,000	9,291,147
5.13%, 05/01/2027(a)	12,910,000	12,725,627
5.00%, 02/01/2028(a)	2,496,000	2,424,441
Viasat, Inc., 5.63%, 09/15/2025(a)	2,209,000	2,194,176
		26,635,391
MEDIA: DIVERSIFIED - 2.2%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(a)	1,625,000	1,572,096
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	6,698,000	6,572,048
4.63%, 06/01/2028(a)	1,627,000	1,562,687
5.63%, 02/15/2029(a)	1,216,000	1,192,424
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	6,332,000	6,188,897
8.00%, 08/01/2029(a)	4,263,000	4,197,576
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)	2,349,000	2,040,013
Outfront Media Capital LLC / OutfrontMedia Capital Corp.
5.00%, 08/15/2027(a)	8,443,000	8,303,978
4.25%, 01/15/2029(a)	2,159,000	2,003,979
		33,633,698
MEDIA: ENTERTAINMENT - 1.0%
Live Nation Entertainment, Inc.
5.63%, 03/15/2026(a)	7,419,000	7,407,712
6.50%, 05/15/2027(a)	453,000	457,899
4.75%, 10/15/2027(a)	5,931,000	5,787,898
Playtika Holding Corp., 4.25%, 03/15/2029(a)	1,515,000	1,335,738
		14,989,247
METALS & MINING - 0.6%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	1,584,000	1,551,637
Novelis Corp., 3.25%, 11/15/2026(a)	5,937,000	5,744,913
Novelis, Inc., 6.88%, 01/30/2030(a)	1,587,000	1,610,740
		8,907,290

	Principal Amount	Fair Value
MIDSTREAM: STORAGE & TRANSPORT - 3.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(a)	$2,429,000	$2,484,235
Buckeye Partners LP
3.95%, 12/01/2026	4,529,000	4,417,141
4.13%, 12/01/2027	2,054,000	1,978,253
6.75%, 02/01/2030(a)	1,632,000	1,654,220
Energy Transfer LP, 7.38%, 02/01/2031(a)	861,000	904,287
EQM Midstream Partners LP
7.50%, 06/01/2027(a)	7,341,000	7,499,412
6.38%, 04/01/2029(a)	230,000	235,384
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	489,000	499,131
Hess Midstream Operations LP, 5.88%, 03/01/2028(a)	3,130,000	3,146,595
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	3,962,000	4,046,597
Sunoco LP, 7.00%, 05/01/2029(a)	3,176,000	3,251,661
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,140,000	2,137,864
7.00%, 09/15/2028(a)	10,948,000	11,212,515
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	2,012,000	2,028,982
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	6,165,000	6,303,444
9.50%, 02/01/2029(a)	4,482,000	4,808,900
		56,608,621
PACKAGING - 1.9%
Berry Global, Inc.
4.50%, 02/15/2026(a)	6,903,000	6,862,961
4.88%, 07/15/2026(a)	4,576,000	4,575,865
5.63%, 07/15/2027(a)	48,000	47,990
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	7,939,000	7,883,897
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,096,000	2,157,125
Magnera Corp., 4.75%, 11/15/2029(a)	1,767,000	1,568,745
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	626,000	614,262
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)	3,854,000	4,138,337
		27,849,182
REAL ESTATE: HOMEBUILDING - 0.7%
LGI Homes, Inc., 8.75%, 12/15/2028(a)	4,512,000	4,705,127
M/I Homes, Inc., 4.95%, 02/01/2028	1,285,000	1,248,274

The accompanying notes are an integral part of these financial statements.

21

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
REAL ESTATE: HOMEBUILDING - (Continued)
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(a)	$1,084,000	$1,084,159
5.75%, 01/15/2028(a)	811,000	809,799
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,049,000	3,014,821
		10,862,180
REAL ESTATE: MANAGEMENT - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(a)	2,593,000	2,601,557
REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027(a)	2,414,000	2,274,027
RETAIL: FOOD & DRUG - 1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026(a)	3,261,000	3,189,604
4.63%, 01/15/2027(a)	2,124,000	2,094,289
6.50%, 02/15/2028(a)	4,815,000	4,887,947
eG Global Finance PLC, 12.00%, 11/30/2028(a)	3,701,000	4,101,848
US Foods, Inc., 6.88%, 09/15/2028(a)	3,000,000	3,076,714
		17,350,402
RETAILING - 1.0%
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029(a)	5,593,000	5,300,237
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028(a)	3,326,000	3,115,720
7.75%, 02/15/2029(a)	1,700,000	1,562,495
Wayfair LLC
7.25%, 10/31/2029(a)	1,153,000	1,107,000
7.75%, 09/15/2030(a)	3,828,000	3,705,291
		14,790,743
TECHNOLOGY HARDWARE - 2.0%
CommScope LLC, 4.75%, 09/01/2029(a)	2,053,000	1,827,785
NCR Voyix Corp., 5.00%, 10/01/2028(a)	6,395,000	6,159,827
Seagate HDD Cayman, 8.25%, 12/15/2029	7,806,000	8,308,317
Western Digital Corp., 4.75%, 02/15/2026	13,142,000	13,076,569
		29,372,498

	Principal Amount	Fair Value
TECHNOLOGY: SOFTWARE & SERVICES - 3.9%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	$2,579,000	$2,508,866
9.00%, 09/30/2029(a)	5,682,000	5,670,919
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	5,381,000	5,346,967
6.50%, 10/15/2028(a)	2,096,000	2,060,526
Elastic NV, 4.13%, 07/15/2029(a)	2,062,000	1,924,788
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	4,100,000	4,042,307
Fair Isaac Corp., 4.00%, 06/15/2028(a)	1,826,000	1,737,835
Gen Digital, Inc.
6.75%, 09/30/2027(a)	10,986,000	11,130,554
7.13%, 09/30/2030(a)	553,000	565,046
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027(a)	4,082,000	4,050,956
McAfee Corp., 7.38%, 02/15/2030(a)	1,632,000	1,445,832
Open Text Corp., 6.90%, 12/01/2027(a)	7,761,000	8,039,166
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(a)	9,816,000	9,648,705
		58,172,467
TELECOM SERVICES: DIVERSIFIED - 3.0%
Altice France SA, 8.13%, 02/01/2027(a)	1,870,000	1,673,620
Cogent Communications Group LLC, 3.50%, 05/01/2026(a)	6,278,000	6,126,592
Consolidated Communications, Inc., 6.50%, 10/01/2028(a)	6,252,000	6,043,875
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	1,297,000	1,296,634
5.00%, 05/01/2028(a)	3,854,000	3,805,698
8.75%, 05/15/2030(a)	4,205,000	4,432,982
Iliad Holding SASU, 7.00%, 10/15/2028(a)	6,303,000	6,384,331
SBA Communications Corp., 3.88%, 02/15/2027	4,959,000	4,826,737
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)	10,431,000	11,088,643
		45,679,112
TRANSPORTATION - 1.0%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)	2,922,960	2,937,386
RXO, Inc., 7.50%, 11/15/2027(a)	2,054,000	2,113,854
Uber Technologies, Inc., 7.50%, 09/15/2027(a)	3,942,000	3,992,879
XPO, Inc., 6.25%, 06/01/2028(a)	5,607,000	5,679,594
		14,723,713

The accompanying notes are an integral part of these financial statements.

22

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
CORPORATE BONDS - (Continued)
UTILITIES: POWER - 1.5%
Calpine Corp., 4.50%, 02/15/2028(a)	$2,357,000	$2,286,881
VistraOperations Co. LLC
5.50%, 09/01/2026(a)	5,304,000	5,304,689
5.63%, 02/15/2027(a)	9,746,000	9,717,394
5.00%, 07/31/2027(a)	5,052,000	4,978,216
		22,287,180
UTILITIES: PROPANE - 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	6,388,000	6,344,936
5.75%, 05/20/2027	4,162,000	4,005,198
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,074,000	1,069,148
		11,419,282
TOTAL CORPORATE BONDS (Cost $1,294,173,707)		1,296,859,648
BANK LOANS - 8.4%
AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 08/24/2028	4,906,616	4,910,713
AUTO RETAIL - 0.2%
LS Group OpCo Acquistion LLC, Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 04/23/2031	3,000,000	2,983,140
AUTOMOTIVE - 0.3%
First Brands Group LLC, Senior Secured First Lien
9.81% (3 mo. SOFR US + 5.00%), 03/30/2027	2,811,889	2,619,458
9.81% (3 mo. SOFR US + 5.00%), 03/30/2027	1,668,248	1,554,598
		4,174,056
BUILDING PRODUCTS - 0.1%
Standard Industries, Inc./NY, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/22/2028	1,000,357	1,001,122
COMMERCIAL SERVICES - 2.0%
AlixPartners LLP, Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.50%), 02/04/2028	4,538,878	4,541,715
Allied Universal Holdco LLC, Senior Secured First Lien, 8.17% (1 mo. Term SOFR + 3.75%), 05/15/2028	3,241,602	3,241,861

	Principal Amount	Fair Value
Ascensus Holdings, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/02/2028	$7,033,455	$7,000,468
CoreLogic, Inc., Senior Secured First Lien, 7.94% (1 mo. Term SOFR + 3.50%), 06/02/2028	1,170,631	1,151,122
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029	7,381,413	7,372,187
Garda World Security Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/01/2029	3,173,369	3,166,102
Tempo Acquisition LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 08/31/2028	3,723,400	3,698,975
		30,172,430
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Reworld Holding Corp., Senior Secured First Lien
6.57% (1 mo. SOFR US + 2.25%), 11/30/2028	1,993,482	1,991,169
6.57% (1 mo. SOFR US + 2.25%), 11/30/2028	153,145	152,968
		2,144,137
FINANCIALS: DIVERSIFIED - 0.1%
Corp. Service Co., Senior Secured First Lien, 7.02% (1 mo. SOFR US + 2.50%), 11/03/2027	255,385	255,385
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.57% (1 mo. SOFR US + 5.25%), 10/06/2028	1,700,000	1,705,525
		1,960,910
FINANCIALS: INSURANCE - 0.8%
Acrisure LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 02/16/2027	4,482,027	4,475,640
Asurion LLC, Senior Secured First Lien
7.80% (1 mo. SOFR US + 3.25%), 12/23/2026	2,704,085	2,701,868
7.80% (1 mo. SOFR US + 3.25%), 07/30/2027	2,971,936	2,952,440
8.52% (1 mo. SOFR US + 4.00%), 08/21/2028	1,087,678	1,078,085
		11,208,033

The accompanying notes are an integral part of these financial statements.

23

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.2%
Medline Borrower LP, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/23/2028	$8,714	$8,707
Waystar Technologies, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/22/2029	2,624,048	2,617,488
		2,626,195
HEALTHCARE: FACILITIES - 0.4%
Global Medical Response, Inc., Senior Secured First Lien
9.04% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/02/2028	2,211,240	2,213,695
9.04% (includes .75% PIK) (3 mo. SOFR US + 4.75%), 10/02/2028	36,173	36,213
Heartland Dental LLC, Senior Secured First Lien, 8.82% (1 mo. Term SOFR + 4.50%), 04/28/2028	1,958,055	1,958,271
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 12/19/2030	2,370,090	2,370,090
		6,578,269
HEALTHCARE: PHARMA & BIOTECH - 0.3%
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 05/05/2028	5,139,632	5,143,487
LEISURE: HOTELS - 0.2%
Sabre GLBL, Inc., Senior Secured First Lien
8.77% (1 mo. SOFR US + 4.25%), 06/30/2028	2,426,774	2,359,030
9.52% (1 mo. SOFR US + 5.00%), 06/30/2028	53,782	52,068
10.42% (1 mo. Term SOFR + 6.00%), 11/15/2029	1,118,973	1,098,457
		3,509,555
LEISURE: RESTAURANTS - 0.0%(c)
IRB Holding Corp., Senior Secured First Lien, 6.82% (1 mo. SOFR US + 2.50%), 12/15/2027	13,195	13,128
MEDIA: DIVERSIFIED - 0.1%
X Corp., Senior Secured First Lien, 9.50% (Fixed Rate + 0.00%), 10/29/2029	1,125,000	1,155,538

	Principal Amount	Fair Value
MEDIA: ENTERTAINMENT - 0.5%
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 10/19/2026	$2,077,011	$2,077,343
Playtika Holding Corp., Senior Secured First Lien, 7.30% (1 mo. SOFR US + 2.75%), 03/13/2028	5,636,126	5,587,542
		7,664,885
RETAILING - 0.2%
PetSmart LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 02/14/2028	2,461,017	2,427,682
TECHNOLOGY: SOFTWARE & SERVICES - 1.7%
AthenaHealth Group, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 02/15/2029	2,983,053	2,953,223
Cloud Software Group, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 3.50%), 03/29/2029	2,226,419	2,208,708
Delivery Hero Finco LLC, Senior Secured First Lien, 9.31% (3 mo. SOFR US + 5.00%), 12/12/2029	4,347,316	4,361,814
MH Sub I LLC, Senior Secured First Lien
8.57% (1 mo. SOFR US + 4.25%), 05/03/2028	5,644,851	5,376,749
8.57% (1 mo. SOFR US + 4.25%), 12/31/2031	14,385	13,254
Polaris Newco LLC, Senior Secured First Lien, 8.42% (3 mo. SOFR US + 3.75%), 06/05/2028	8,724,769	8,372,550
RealPage, Inc., Senior Secured First Lien, 7.68% (3 mo. SOFR US + 3.00%), 04/24/2028	2,145,930	2,120,318
		25,406,616
TELECOM SERVICES: DIVERSIFIED - 0.3%
Consolidated Communications, Inc., Senior Secured First Lien, 7.94% (1 mo. Term SOFR + 3.50%), 10/04/2027	2,415,000	2,410,665
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 07/01/2031	1,471,438	1,471,901
		3,882,566

The accompanying notes are an integral part of these financial statements.

24

Shenkman Capital Short Duration High Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Principal Amount	Fair Value
BANK LOANS - (Continued)
TRANSPORTATION - 0.6%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.54% (1 mo. SOFR US + 2.25%), 04/20/2028	$3,630,821	$3,593,660
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.19% (1 mo. Term SOFR + 1.75%), 08/06/2027	4,761,910	4,663,695
		8,257,355
TOTAL BANK LOANS (Cost $126,073,172)		125,219,817
CONVERTIBLE BONDS - 1.3%(f)
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.1%
Teladoc Health, Inc., 1.25%, 06/01/2027	1,873,000	1,725,032
LEISURE: HOTELS - 0.3%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	1,654,000	1,534,085
Sabre GLBL, Inc., 4.00%, 04/15/2025	2,389,000	2,387,861
		3,921,946
RETAILING - 0.4%
Etsy, Inc., 0.25%, 06/15/2028	5,155,000	4,393,349
Wayfair, Inc., 1.00%, 08/15/2026	2,171,000	2,038,026
		6,431,375
TECHNOLOGY: SOFTWARE & SERVICES - 0.5%
DigitalOcean Holdings, Inc., 8.06%, 12/01/2026(e)	8,719,000	8,135,256
TOTAL CONVERTIBLE BONDS (Cost $19,609,547)		20,213,609
	Shares
SHORT-TERM INVESTMENTS - 3.3%(f)
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.27%(d)	49,036,029	49,036,029
TOTAL SHORT-TERM INVESTMENTS (Cost $49,036,029)		49,036,029
TOTAL INVESTMENTS - 99.9% (Cost $1,488,892,455)		$1,491,329,103
Other Assets in Excess of Liabilities - 0.1%		1,197,471
TOTAL NET ASSETS - 100.0%		$1,492,526,574

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $1,023,547,321 or 68.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of March 31, 2025.
(f)	All or a portion is posted as collateral for delayed settlement securities.
The accompanying notes are an integral part of these financial statements.

25

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
ASSETS:
Investments, at value (cost $288,152,006 and $1,488,892,455, respectively)	$284,391,523	$1,491,329,103
Receivables
Securities sold	12,942,125	17,759,290
Interest	2,290,224	22,201,768
Fund shares sold	173,949	3,426,877
Prepaid expenses	38,663	174,958
Total assets	299,836,484	1,534,891,996
LIABILITIES:
Payables
Securities purchased	25,703,991	33,054,809
Fund shares redeemed	72,640	5,544,096
Distributions payable	140,839	2,579,341
Administration and accounting expenses	26,501	128,834
Advisory fees (Note 4)	76,371	695,000
Audit	12,908	14,371
Transfer agent fees and expenses	9,231	98,820
Compliance fees	1,025	1,025
Printing and mailing	—	19,667
Legal	1,469	1,468
Shareholder servicing fees	320	59,205
12b-1 distribution fees	—	142,167
Custody fees	—	24,699
Trustee fees and expenses	1,919	1,920
Total liabilities	26,047,214	42,365,422
NET ASSETS	$273,789,270	$1,492,526,574
Net Assets Consist of:
Capital stock	$301,989,212	$1,529,592,632
Total accumulated deficit	(28,199,942)	(37,066,058)
Total net assets	$273,789,270	$1,492,526,574
NET ASSETS
Class A:
Net assets applicable to outstanding Class A shares	$—	$28,262,121
Shares issued and outstanding	—	2,889,064
Net asset value, redemption price per share(1)	$—	$9.78
Maximum offering price per share (net asset value divided by 97.00%)	$—	$10.08

The accompanying notes are an integral part of these financial statements.

26

SHENKMAN CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)(Continued)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
Class C:
Net assets applicable to outstanding Class C shares	$—	$23,123,944
Shares issued and outstanding	—	2,372,085
Net asset value, offering price and redemption price per share(1)	$—	$9.75
Class F:
Net assets applicable to outstanding Class F shares	$8,216,804	$800,394,610
Shares issued and outstanding	908,575	82,028,767
Net asset value, offering price and redemption price per share(1)	$9.04	$9.76
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$265,572,466	$640,745,899
Shares issued and outstanding	29,363,092	65,586,402
Net asset value, offering price and redemption price per share(1)	$9.04	$9.77

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

27

SHENKMAN CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	Shenkman Capital Floating Rate High Income Fund	Shenkman Capital Short Duration High Income Fund
INVESTMENT INCOME:
Dividends	$134,846	$166
Interest income	10,656,627	53,762,413
Consent and term loan fee income	196,582	86,957
Total investment income	10,988,055	53,849,536
EXPENSES:
Investment advisory fees (Note 4)	689,198	4,628,678
Administration and accounting fees (Note 4)	155,510	595,118
Transfer agent fees and expenses (Note 4)	53,730	267,710
Federal and state registration fees	18,128	78,456
Audit fees	14,008	16,071
Trustee fees and expenses	12,668	12,669
Reports to shareholders	11,975	31,990
Custody fees (Note 4)	8,055	52,782
Chief Compliance Officer fees (Note 4)	6,233	6,233
Miscellaneous expenses	4,866	13,354
Legal fees	4,676	4,676
Insurance expense	2,972	13,995
Interest expense (Note 8)	—	968
Service fees - Class A (Note 6)	—	7,009
Service fees - Class C (Note 6)	—	6,281
Service fees - Class F (Note 6)	802	296,547
12b-1 distribution fees - Class A (Note 5)	—	35,452
12b-1 distribution fees - Class C (Note 5)	—	115,275
Total expenses before advisory fee waiver	982,821	6,183,264
Advisory fee recoupment/(waiver) by Advisor (Note 4)	(237,685)	(251,476)
Net expenses	745,136	5,931,788
Net investment income	10,242,919	47,917,748
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND REDEMPTION IN-KIND:
Net realized gain/(loss) on investments	(225,751)	4,362,936
Net realized gain on redemption in-kind	—	1,331,824
Change in unrealized appreciation/(depreciation) on investments	(2,995,084)	(21,515,112)
Net realized and unrealized loss on investments and redemption in-kind	(3,220,835)	(15,820,352)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,022,084	$32,097,396

The accompanying notes are an integral part of these financial statements.

28

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$10,242,919	$22,289,283
Net realized loss on investments	(225,751)	(2,848,774)
Change in unrealized appreciation/(depreciation) on investments	(2,995,084)	3,263,927
Net increase in net assets resulting from operations	7,022,084	22,704,436
DISTRIBUTIONS TO SHAREHOLDERS:
Class F	(367,893)	(842,215)
Institutional Class	(9,868,663)	(21,554,060)
Total distributions	(10,236,556)	(22,396,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class F	1,306,213	2,970,835
Institutional Class	9,360,486	22,876,124
Proceeds from shares issued to holders in reinvestment of dividends:
Class F	293,391	652,004
Institutional Class	9,047,551	19,292,510
Cost of shares redeemed:
Class F	(4,068,163)	(2,798,873)
Institutional Class	(13,293,004)	(62,054,611)
Redemption fees retained:
Class F	86	182
Institutional Class	2,189	4,706
Net increase/(decrease) in net assets derived from capital share transactions	2,648,749	(19,057,123)
Total decrease in net assets	(565,723)	(18,748,962)
NET ASSETS:
Beginning of period	274,354,993	293,103,955
End of period	$ 273,789,270	$274,354,993
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class F	142,154	324,177
Institutional Class	1,020,789	2,489,604
Shares issued to holders as reinvestment of dividends:
Class F	32,128	71,280
Institutional Class	990,857	2,109,021
Shares redeemed:
Class F	(445,023)	(305,386)
Institutional Class	(1,448,309)	(6,775,482)
Net increase/(decrease) in shares outstanding	292,596	(2,086,786)

The accompanying notes are an integral part of these financial statements.

29

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$47,917,748	$106,738,056
Net realized gain/(loss) on investments	4,362,936	(2,132,614)
Net realized gain on redemption in-kind	1,331,824	—
Change in unrealized appreciation/(depreciation) on investments	(21,515,112)	56,448,961
Net increase in net assets resulting from operations	32,097,396	161,054,403
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(788,078)	(1,566,288)
Class C	(555,150)	(1,032,667)
Class F	(22,788,140)	(46,686,772)
Institutional Class	(24,020,093)	(57,643,525)
Total distributions	(48,151,461)	(106,929,252)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	7,422,061	22,246,388
Class C	3,307,435	8,318,323
Class F	176,320,252	338,941,604
Institutional Class	128,711,956	570,102,388
Proceeds from shares issued to holders in reinvestment of dividends:
Class A	432,198	861,768
Class C	230,025	597,548
Class F	12,317,008	22,825,682
Institutional Class	15,472,529	31,028,586
Cost of shares redeemed:
Class A	(12,066,933)	(12,224,883)
Class C	(2,842,902)	(5,417,149)
Class F	(142,954,969)	(419,665,944)
Institutional Class	(544,710,365)	(315,814,736)
Redemption fees retained:
Class A	42	134
Class C	36	105
Class F	1,200	3,902
Institutional Class	1,291	4,868
Net increase/(decrease) in net assets derived from capital share transactions	(358,359,136)	241,808,584
Total increase/(decrease) in net assets	(374,413,201)	295,933,735
NET ASSETS:
Beginning of period	1,866,939,775	1,571,006,040
End of period	$ 1,492,526,574	$1,866,939,775

The accompanying notes are an integral part of these financial statements.

30

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	753,226	2,279,003
Class C	336,539	858,165
Class F	17,931,212	34,776,272
Institutional Class	13,069,204	58,419,935
Shares issued to holders as reinvestment of dividends:
Class A	43,983	88,230
Class C	23,484	61,434
Class F	1,256,223	2,343,754
Institutional Class	1,576,498	3,184,111
Shares redeemed:
Class A	(1,225,501)	(1,251,092)
Class C	(289,489)	(555,834)
Class F	(14,535,887)	(42,999,513)
Institutional Class	(55,334,804)	(32,256,518)
Net increase/(decrease) in shares outstanding	(36,395,312)	24,947,947

The accompanying notes are an integral part of these financial statements.

31

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS F
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.15	$9.14	$8.83	$9.50	$9.22	$9.56
Income from investment operations:
Net investment income(1)	0.34	0.76	0.69	0.37	0.30	0.41
Net realized and unrealized gain/(loss) on investments	(0.11)	0.01	0.31	(0.67)	0.29	(0.34)
Total from investment operations	0.23	0.77	1.00	(0.30)	0.59	0.07
Less distributions:
From net investment income	(0.34)	(0.76)	(0.69)	(0.37)	(0.31)	(0.42)
Total distributions	(0.34)	(0.76)	(0.69)	(0.37)	(0.31)	(0.42)
Redemption fees retained	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.00(1)(2)	0.01(1)
Net asset value, end of period	$9.04	$9.15	$9.14	$8.83	$9.50	$9.22
Total return	2.53%†	8.77%	11.75%	−3.26%	6.44%	1.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$8,217	$10,793	$9,956	$9,141	$10,312	$2,265
Ratio of expenses to average net assets:
Before advisory fee waiver	0.73%‡	0.74%	0.72%	0.71%	0.82%	0.78%
After advisory fee waiver	0.56%‡	0.56%	0.56%	0.54%	0.60%	0.56%
Ratio of net investment income to average net assets:
Before advisory fee waiver	7.24%‡	8.05%	7.51%	3.78%	2.92%	4.12%
After advisory fee waiver	7.41%‡	8.23%	7.67%	3.95%	3.14%	4.34%
Portfolio turnover rate	48%†	70%	40%	39%	59%	47%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

32

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.15	$9.14	$8.83	$9.50	$9.22	$9.56
Income from investment operations:
Net investment income(1)	0.34	0.76	0.70	0.37	0.31	0.40
Net realized and unrealized gain/(loss) on investments	(0.11)	0.01	0.31	(0.67)	0.28	(0.32)
Total from investment operations	0.23	0.77	1.01	(0.30)	0.59	0.08
Less distributions:
From net investment income	(0.34)	(0.76)	(0.70)	(0.37)	(0.31)	(0.42)
Total distributions	(0.34)	(0.76)	(0.70)	(0.37)	(0.31)	(0.42)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.04	$9.15	$9.14	$8.83	$9.50	$9.22
Total return	2.54%†	8.79%	11.77%	−3.26%	6.48%	0.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$265,572	$263,562	$283,148	$289,962	$277,303	$230,854
Ratio of expenses to average net assets:
Before advisory fee waiver	0.71%‡	0.72%	0.70%	0.71%	0.76%	0.76%
After advisory fee waiver	0.54%‡	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets:
Before advisory fee waiver	7.26%‡	8.07%	7.52%	3.83%	3.05%	4.14%
After advisory fee waiver	7.43%‡	8.25%	7.68%	4.00%	3.27%	4.36%
Portfolio turnover rate	48%†	70%	40%	39%	59%	47%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

33

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.88	$9.58	$9.30	$10.09	$9.93	$10.06
Income from investment operations:
Net investment income(1)	0.27	0.53	0.45	0.30	0.26	0.31
Net realized and unrealized gain/(loss) on investments	(0.10)	0.31	0.28	(0.79)	0.16	(0.13)
Total from investment operations	0.17	0.84	0.73	(0.49)	0.42	0.18
Less distributions:
From net investment income	(0.27)	(0.54)	(0.45)	(0.30)	(0.26)	(0.31)
Total distributions	(0.27)	(0.54)	(0.45)	(0.30)	(0.26)	(0.31)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.78	$9.88	$9.58	$9.30	$10.09	$9.93
Total return	1.76%†	8.93%	7.99%	−4.99%	4.25%	1.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$28,262	$32,784	$21,087	$20,992	$20,580	$15,946
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.98%‡	0.99%	0.96%	0.96%	0.98%	1.02%
After advisory fee recoupment/waiver	0.95%‡	0.96%	0.96%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.42%‡	5.46%	4.76%	3.03%	2.59%	3.06%
After advisory fee recoupment/waiver	5.45%‡	5.49%	4.76%	3.04%	2.61%	3.11%
Portfolio turnover rate	30%†	59%	51%	50%	80%	100%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

34

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.85	$9.55	$9.27	$10.06	$9.90	$10.03
Income from investment operations:
Net investment income(1)	0.23	0.46	0.38	0.23	0.19	0.23
Net realized and unrealized gain/(loss) on investments	(0.09)	0.30	0.28	(0.80)	0.15	(0.12)
Total from investment operations	0.14	0.76	0.66	(0.57)	0.34	0.11
Less distributions:
From net investment income	(0.24)	(0.46)	(0.38)	(0.22)	(0.18)	(0.24)
Total distributions	(0.24)	(0.46)	(0.38)	(0.22)	(0.18)	(0.24)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.75	$9.85	$9.55	$9.27	$10.06	$9.90
Total return	1.39%†	8.16%	7.23%	−5.71%	3.49%	1.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$23,124	$22,666	$18,502	$15,554	$16,546	$13,615
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	1.74%‡	1.73%	1.70%	1.70%	1.73%	1.77%
After advisory fee recoupment/waiver	1.71%‡	1.70%	1.70%	1.69%	1.71%	1.72%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	4.68%‡	4.72%	4.03%	2.30%	1.84%	2.32%
After advisory fee recoupment/waiver	4.71%‡	4.75%	4.03%	2.31%	1.86%	2.37%
Portfolio turnover rate	30%†	59%	51%	50%	80%	100%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

35

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS F
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.86	$9.56	$9.28	$10.06	$9.91	$10.04
Income from investment operations:
Net investment income(1)	0.28	0.56	0.47	0.32	0.28	0.33
Net realized and unrealized gain/(loss) on investments	(0.10)	0.30	0.28	(0.78)	0.15	(0.13)
Total from investment operations	0.18	0.86	0.75	(0.46)	0.43	0.20
Less distributions:
From net investment income	(0.28)	(0.56)	(0.47)	(0.32)	(0.28)	(0.33)
Total distributions	(0.28)	(0.56)	(0.47)	(0.32)	(0.28)	(0.33)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.76	$9.86	$9.56	$9.28	$10.06	$9.91
Total return	1.88%†	9.21%	8.25%	−4.79%	4.49%	2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$800,395	$762,693	$795,530	$682,182	$671,520	$446,802
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.76%‡	0.74%	0.73%	0.74%	0.76%	0.79%
After advisory fee recoupment/waiver	0.73%‡	0.71%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.66%‡	5.70%	5.00%	3.27%	2.81%	3.29%
After advisory fee recoupment/waiver	5.69%‡	5.73%	5.00%	3.28%	2.83%	3.34%
Portfolio turnover rate	30%†	59%	51%	50%	80%	100%

†	Not annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

36

SHENKMAN CAPITAL SHORT DURATION HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.87	$9.57	$9.29	$10.07	$9.92	$10.05
Income from investment operations:
Net investment income(1)	0.29	0.57	0.49	0.33	0.29	0.34
Net realized and unrealized gain/(loss) on investments	(0.10)	0.30	0.27	(0.79)	0.15	(0.13)
Total from investment operations	0.19	0.87	0.76	(0.46)	0.44	0.21
Less distributions:
From net investment income	(0.29)	(0.57)	(0.48)	(0.32)	(0.29)	(0.34)
Total distributions	(0.29)	(0.57)	(0.48)	(0.32)	(0.29)	(0.34)
Redemption fees retained(1)(2)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.77	$9.87	$9.57	$9.29	$10.07	$9.92
Total return	1.92%†	9.28%	8.32%	−4.62%	4.47%	2.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$640,746	$1,048,797	$724,207	$719,148	$620,753	$274,166
Ratio of expenses to average net assets:
Before advisory fee recoupment/waiver	0.68%‡	0.68%	0.65%	0.66%	0.67%	0.70%
After advisory fee recoupment/waiver	0.65%‡	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets:
Before advisory fee recoupment/waiver	5.70%‡	5.77%	5.07%	3.38%	2.89%	3.38%
After advisory fee recoupment/waiver	5.73%‡	5.80%	5.07%	3.39%	2.91%	3.43%
Portfolio turnover rate	30%†	59%	51%	50%	80%	100%

†	Not Annualized.
‡	Annualized.
(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

37

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income. The Short Duration High Income Fund currently offers Class A, Class C, Class F, and Institutional Class shares. Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.
The Floating Rate High Income Fund currently offers Class F and Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014 and Class F shares became available for purchase on March 1, 2017.
Each class of shares differs principally in its respective distribution expenses, service fees and sales charges on Class A and contingent deferred sales charge (“CDSC”) for Class C. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date. Securities sold are determined on a specific identification process. Interest income is recorded on an accrual basis. The Funds may receive other income, such as amendment fees, consent fees and commitment fees. These fees are recorded as income when the Funds become aware of their existence and are included in consent and term loan fee income in the statements of operations. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Each Fund distributes substantially all of its net investment income, if any, monthly, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles

38

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in a Fund’s net asset value. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.
Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shares held for 30 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Bridge Loan Commitments – In connection with floating rate loan interests, the Funds may also enter into bridge loan commitments. Bridge loan commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. At March 31, 2025, the Funds did not have any outstanding bridge loan commitments.
Unfunded Loan Commitments – Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund had $411,625 and $0, respectively, in outstanding unfunded loan commitments.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

39

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Debt Securities – Debt securities, such as corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At March 31, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities have been classified as liquid under the Funds’ liquidity risk management program.

40

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Shenkman Capital Management, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2025:
Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$242,262,294	$—	$242,262,294
Corporate Bonds	—	19,774,623	15,031	19,789,654
Exchange Traded Funds	7,638,300	—	—	7,638,300
Money Market Funds	14,701,275	—	—	14,701,275
Total Investments	$22,339,575	$262,036,917	$15,031	$284,391,523

Refer to the Schedule of Investments for further disaggregation of investment categories.
Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$1,296,859,648	$—	$1,296,859,648
Bank Loans	—	125,219,817	—	125,219,817
Convertible Bonds	—	20,213,609	—	20,213,609
Money Market Funds	49,036,029	—	—	49,036,029
Total Investments	$49,036,029	$1,442,293,074	$—	$1,491,329,103

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Floating Rate High Income Fund’s Level 3 investments for which significant unobservable inputs were used in determining fair value. The Short Duration High Income Fund did not hold Level 3 investments at March 31, 2025, and as such no reconciliation is presented.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Corporate Bonds
Beginning balance as of September 30, 2024	$—
Corporate actions	15,031
Ending Balance as of March 31, 2025	$15,031
Change in unrealized appreciation / depreciation still held as of March 31, 2025	$—

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires

41

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. At March 31, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund had derivative exposure of 4.60% and 1.81%, respectively, of each Fund’s Net Asset Value. The exposure was due to unsettled bank loans held for more than 35 days.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022.  ASU 2022-06 extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Advisor pursuant to which the Advisor is responsible for providing investment management services to each Fund. The Advisor furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly, based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

For the six months ended March 31, 2025, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $689,198 and $4,628,678, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2025 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $76,371 and $695,000, respectively. The amounts shown on the statements of assets and liabilities are net amounts due to the Advisor.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Each Fund is responsible for its own operating expenses, including Rule 12b-1 fees, shareholder servicing plan fees, custodian fees, taxes, transfer agency fees, interest and other customary Fund expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Floating Rate High Income Fund and Short Duration High Income Fund expenses in order to limit each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the following amounts of the average daily net assets:

Floating Rate High Income Fund:	0.54%
Short Duration High Income Fund:	0.65%

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended March 31, 2025, the Advisor reduced its fees in the amount of $237,685 for the Floating Rate High Income Fund and in the amount of $251,476 for the Short Duration High Income Fund. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

	9/30/2025	9/30/2026	9/30/2027	3/31/2028	Total
Floating Rate High Income Fund	$219,915	$464,935	$485,445	$237,685	$1,407,980
Short Duration High Income Fund	21,601	49,094	482,885	$251,476	805,056

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended March 31, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group (“ACA”).
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Short Duration High Income Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Short Duration High Income Fund’s Class A shares and up to 1.00% of the average daily net assets of the Short Duration High Income Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended March 31, 2025, the Short Duration High Income Fund incurred distribution expenses on its Class A and Class C shares of $35,452 and $115,275, respectively.

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SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Class A, Class C, and Class F shares. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended March 31, 2025, the Floating Rate High Income Fund’s Class F shares incurred $802 in shareholder servicing fees. For the six months ended March 31, 2025, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $7,009, $6,281 and $296,547, respectively, in shareholder servicing fees.
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$133,221,027	$128,567,210
Short Duration High Income Fund	477,590,939	821,928,544

The Funds had no purchases or sales of U.S. government obligations during the six months ended March 31, 2025.
NOTE 8 – LINES OF CREDIT
The Floating Rate High Income Fund has a secured line of credit in the amount of $40,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. The Short Duration High Income Fund has a secured line of credit in the amount of $150,000,000 or 20% of the market value or 33% of the fair value of the unencumbered assets of the Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2025, the Floating Rate High Income Fund did not draw upon its line of credit. The Short Duration High Income Fund had an outstanding average day balance of $25,516, a weighted average interest rate of 7.50% and paid $968 in interest. The maximum amount outstanding for the Short Duration High Income Fund during the six months ended March 31, 2025 was $4,644,000. At March 31, 2025, neither of the Funds had any outstanding loan amounts.

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SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Floating Rate High Income Fund	Short Duration High Income Fund
Cost of investments	$281,938,896	$1,794,441,502
Gross unrealized appreciation	2,755,572	27,834,956
Gross unrealized depreciation	(3,593,570)	(4,100,830)
Net unrealized appreciation/(depreciation)	(837,998)	23,734,126
Undistributed ordinary income	231,106	4,722,090
Total distributable earnings	231,106	4,722,090
Other accumulated losses	(24,378,578)	(49,468,209)
Total accumulated earnings/(losses)	$(24,985,470)	$(21,011,993)

At September 30, 2024, the Funds’ most recently completed fiscal year end, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss Carryover
	Long-Term	Short-Term	Total	Expiration Date
Floating Rate High Income Fund	$23,049,867	$1,155,256	$24,205,123	No Expiration
Short Duration High Income Fund	32,064,595	12,975,004	45,039,599	No Expiration

The tax character of distributions paid during the six months ended March 31, 2025 and the year ended September 30, 2024 were as follows:
Floating Rate High Income Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary income	$10,236,556	$22,396,275
Total distributions paid	$10,236,556	$22,396,275

Short Duration High Income Fund

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Ordinary income	$48,151,461	$106,929,252
Total distributions paid	$48,151,461	$106,929,252

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2024.

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SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, the Funds’ percentage of control ownership positions greater than 25% was as follows:

Fund	Shareholder	Percent of Shares Held
Floating Rate High Income Fund	National Financial Services LLC	35.91%
Short Duration High Income Fund	Merrill Lynch Pierce Fenner & Smith	25.57%

NOTE 11 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks. The following risks apply to both Funds, unless specifically noted.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Funds will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
High Yield Risk. Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans. Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality instruments, which may limit a Fund’s ability to sell such instruments at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower- rated instruments may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

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SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Bank Loan Risk. A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected. A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund. A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale). As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.
Counterparty Risk. Each Fund may establish relationships to obtain financing and prime brokerage services that permit the Fund to trade in any variety of markets or asset classes over time. However, there can be no assurance that a Fund will be able to establish or maintain such relationships, which could prevent the Fund from trading at optimal rates and terms. Moreover, a disruption in the financing and prime brokerage services provided by any such relationships could have an impact on a Fund’s business due to the Fund’s reliance on such counterparties.
When a Fund enters into a contract directly with dealer counterparties, the Fund is exposed to the risk that a counterparty will not settle a transaction in accordance with its terms because of a solvency or liquidity problem with the counterparty. Delays in settlement may also result from disputes over the terms of the contract (whether or not bona fide). In addition, each Fund may have a concentrated risk in a particular counterparty, which may mean that if such counterparty were to become insolvent or have a liquidity problem, losses would be greater than if the Fund had entered into contracts with multiple counterparties. If there is a default by a counterparty, a Fund under most normal circumstances will have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the net asset value of a Fund being less than if the Fund had not entered into the transaction. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. In such case, the recovery of a Fund’s collateral from such counterparty or the payment of claims therefor may be significantly delayed and the Fund may recover substantially less than the full value of the collateral entrusted to such counterparty. In addition, there are a number of proposed rules that, if they were to go into effect, may impact the laws that apply to insolvency proceeding and may impact whether a Fund may terminate its agreement with an insolvent counterparty.
Credit Risk. A company may not be able to repay its debt. The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade). High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest. Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent. High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.
Impairment of Collateral Risk. The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Each Fund’s investments in fixed-income instruments will change in value based on changes in interest rates. When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio investment in fixed-rate obligations can be expected

47

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
to decline. Although the value of each Fund’s investments will vary, the fluctuations in value of a Fund’s investments in floating rate instruments should be minimized as a result of changes in market interest rates. However, because floating rates on loans and other instruments only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of a Fund.
Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, a Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and a Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. A Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.
Investment Risk. Neither Fund is a complete investment program and you may lose money by investing in the Funds. Each Fund invests primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties. There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments. Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.
Liquidity Risk. Low or lack of trading volume may make it difficult to sell instruments held by the Funds at quoted market prices. The Funds’ investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists. For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss. The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans. High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond. Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk. If a convertible bond held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Foreign Instruments Risk. Foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to U.S. companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. Investment in foreign issuers includes

48

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
risks such as less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s’ investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; less developed legal structures governing private or foreign investment; and the imposition of foreign exchange limitations (including currency blockage). The exchange rates between the U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.
Management Risk. Each Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not work to produce the desired results. The success of a Fund is largely dependent upon the ability of the Advisor to manage the Fund and implement the Fund’s investment program. If a Fund were to lose the services of the Advisor or its senior officers, the Fund may be adversely affected. Additionally, if a Fund or any of the other accounts managed by the Advisor were to incur substantial losses or were subject to an unusually high level of redemptions or withdrawals, the revenues of the Advisor may decline substantially. Such losses and/or withdrawals may impair the Advisor’s ability to retain employees and its ability to provide the same level of service to a Fund as it has in the past and continue operations.
Market Risk. The prices of some or all of the instruments in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers. The success of each Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, commodity prices, economic uncertainty, changes in laws (including laws relating to taxation of each Fund’s investments), trade barriers, currency exchange controls, and national and international political circumstances (including wars, terrorist acts or security operations). These factors may affect the level and volatility of the prices and the liquidity of each Fund’s investments. Volatility or illiquidity could impair each Fund’s profitability or result in losses. The Funds may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets. There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.
Leverage Risk. Any event that adversely affects the value of an investment, either directly or indirectly would be magnified to the extent that leverage is used. The cumulative effect of the use of leverage, directly or indirectly, in a market that moves adversely to the investments of the entity employing leverage could result in a loss to a Fund that would be greater than if leverage were not employed. Additionally, any leverage obtained, if terminated on short notice by the lender, could result in a Fund being forced to unwind positions quickly and at prices below what the Fund deems to be fair value for the positions.
Preferred Stock Risk. The value of preferred stocks may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities. While most preferred stocks pay a dividend, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
U.S. Government Obligations Risk. Securities issued by U.S. government agencies or government- sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FHLMC guarantees the

49

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. government. If a government-sponsored entity is unable to meet its obligations, the performance of the Funds may be adversely impacted. U.S. government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.
Initial Public Offering (“IPO”) and Unseasoned Company Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. If a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. The level of risk will be increased to the extent that a Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history).
When-Issued Instruments Risk. When-issued instruments involve the risk that the price or yield obtained in a transaction (and therefore the value of an instrument) may be less favorable than the price or yield (and therefore the value of an instrument) available in the market when the instruments’ delivery takes place. In addition, when a Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.
Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.
Principal Risks of Investing in the Floating Rate Fund
Collateralized Loan Obligations Risk. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Floating Rate Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed-income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Covenant Lite Loan Risk. Some covenant lite loans tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Floating Rate Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.
Investment Company Risk. If the Floating Rate Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This

50

SHENKMAN CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. Zero coupon securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. Further, to maintain its qualification for pass-through treatment under the Federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of other, more liquid portfolio securities under disadvantageous circumstances or may have to leverage itself by borrowing in order to generate the cash to satisfy these distributions. The required distributions may result in an increase in the Fund’s exposure to zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
NOTE 12 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust.

51

Shenkman Capital Short Duration High Income Fund
Shenkman Capital Floating Rate High Income Fund
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) on behalf of the Shenkman Capital Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Capital Floating Rate High Income Fund (the “Floating Rate High Income Fund”) (each, a “Fund,” and together, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, valuation procedures, business continuity plan, and risk management process The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund as of June 30, 2024 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration High Income Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-year period, outperformed for the three-, and five-year periods and performed at the average for the ten-year period, all periods ended June 30, 2024. The Board noted that the Fund underperformed the average of its Cohort for the one-, five- and ten-year periods and outperformed for the three-year period, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund

52

Shenkman Capital Short Duration High Income Fund
Shenkman Capital Floating Rate High Income Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
against broad-based securities market benchmarks, noting that it had outperformed its primary benchmark over the one-, three-, five, and ten-year periods ended June 30, 2024. The Board also considered that the Fund underperformed its secondary benchmark for the one-, three-, five-, and ten-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
Floating Rate High Income Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-year period, and outperformed for the three-, and five-year periods ended June 30, 2024. The Board also noted that the Fund underperformed the average of its Cohort for the one-, and three-year period and outperformed for the five-year period ended June 30, 2024. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had underperformed its primary and secondary benchmark over the one-, three- and five-year periods ended June 30, 2024.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-year period, and underperformed for the three-, and five-year periods ended June 30, 2024.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering each Fund’s advisory fee and total fees and expenses, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.65% (the “Expense Cap”), excluding certain operating expenses and class-level expenses. The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.
Floating Rate High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% (the “Expense Cap”). The Board noted that both the Fund’s contractual management fee and net expense ratio were below the Cohort median and average. The Board also took into consideration the services the Advisor provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were generally within the range of the fees charged to the Advisor’s similarly managed account clients and that to the extent fees charged to the Fund were higher than for similarly managed accounts, it was largely a reflection of the nature of the client and services provided.
The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified

53

Shenkman Capital Short Duration High Income Fund
Shenkman Capital Floating Rate High Income Fund
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Expense Caps. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase.
5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Short Duration High Income Fund. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short Duration High Income Fund and the Floating Rate High Income Fund would be in the best interest of each Fund and its shareholders.

54

SHENKMAN CAPITAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

55

(b)	Financial highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	6/5/25

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	6/6/25

* Print the name and title of each signing officer under his or her signature.